As filed with the Securities and Exchange
Commission on February 11, 2000
Registration No. 33 -7339
811-4757

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933
[ ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No.    26

REGISTRATION STATEMENT UNDER 	THE INVESTMENT COMPANY
ACT OF 1940, as amended

Amendment No.     27    [X]

Smith Barney Sector Series Inc.
(f/k/a Smith Barney Natural Resources Fund Inc.)
(a Maryland Corporation)
(Exact Name of Registrant as Specified in Charter)

388 Greenwich Street
New York, New York  10013
(Address of Principal Executive Offices)

(212) 816-6474
(Registrant's Telephone Number, including Area
Code)

Christina T. Sydor, Secretary
Smith Barney Sector Series Inc.
(f/k/a Smith Barney Natural Resources Fund Inc.)
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
Continuous.
It is proposed that this filing will become effective (check appropriate box):

[  ]  Immediately upon filing pursuant to paragraph
b
[X ]   on February 14, 2000 pursuant to paragraph b
[  ]  60 days after filing pursuant to paragraph
(a)(1)
[  ]  on (date) pursuant to paragraph (a)(1)
[  ]   75 days after filing pursuant to paragraph
(a)(2)
[ ] on (date) pursuant to paragraph (a) (2) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment





Part A-Combined Prospectus for the Natural
Resources Fund, Financial Services Fund, Health
Sciences Fund and Technology Fund

[LOGO]  Smith Barney
        Mutual Funds



P R O S P E C T U S


Natural Resources Fund

Financial Services Fund

Health Sciences Fund

Technology Fund

Class A, B, L and Y Shares
-------------------------------------------------------------
February 14, 2000



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                   Contents


Investments, risks and performance..........................................   2
  Smith Barney Natural Resources Fund.......................................   2
  Smith Barney Financial Services Fund......................................   7
  Smith Barney Health Sciences Fund.........................................  11
  Smith Barney Technology Fund..............................................  15
More on the funds' investments..............................................  19
Management..................................................................  20
Subscription offering period................................................  22
Choosing a class of shares to buy...........................................  22
Comparing the fund's classes................................................  24
Sales charges...............................................................  25
More about deferred sales charges...........................................  27
Buying shares...............................................................  28
Exchanging shares...........................................................  29
Redeeming shares............................................................  31
Other things to know
about share transactions....................................................  33
Smith Barney 401(k) and
ExecChoiceTM programs.......................................................  34
Dividends, distributions and taxes..........................................  35
Share price.................................................................  36
Natural Resources Fund Financial Highlights.................................  37

Each fund is a separate series of Smith Barney Sector Series Inc., a Maryland corporation.

You should know: An investment in a fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Smith Barney Natural Resources Fund

Investment objective

Smith Barney Natural Resources Fund (the "Natural Resources Fund") seeks long-term capital appreciation by investing primarily in equity and debt securities of issuers in natural resources industries.

Principal Investment Strategies

Key investments The fund invests primarily in equity securities of U.S. and foreign companies in natural resources industries. Natural resources include gold and other precious metals, base metals, minerals, water, timberland and forest products, agricultural commodities, oil, gas, coal and other energy resources. A natural resources company derives at least 50% of its revenue from:

 .Owning, producing or processing natural resources or leases or rights to natu-
  ral resources
 .Exploring for, developing, transporting or distributing natural resources .Providing services or supplies to a natural resources industry
 .Developing energy efficient technologies
 .Upgrading or processing raw commodities into intermediate products

Selection process The fund invests in a broad range of natural resources indus-tries that have the potential for long-term capital appreciation. The manager considers the risks associated with investing in the countries where these industries are located.

In allocating assets among these industries, the manager considers:

 .The likely impact of expected economic development on industry demand .Expected changes in industry supply relative to demand
 .The degree to which expected positive or negative industry developments are reflected in the market price of industry securities
 .Domestic or international political factors that may influence natural resource companies

In selecting the securities of specific companies, the manager looks for:

 .Consistently high return on capital
 .Growth in cash flow and earnings
 .A low stock price relative to private market valuation, or historical valua-
  tion measures
 .Experienced and effective management whose interests are aligned with those of shareholders
 .Events that cause a security to be temporarily undervalued

Sector Funds

The fund may lend its securities to earn income for the fund.

The fund may, but is not required to, use various techniques, such as buying and selling futures and options contracts, to increase or decrease its exposure to changing security prices or other factors that affect security values. The fund may engage in foreign currency transactions solely to manage its exposure to foreign securities. If the fund's strategies do not work as intended, the fund may not achieve its objective.

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, because:

 .Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Dif-ferent parts of the market can react differently to these developments.

 .Foreign markets can be more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic develop-ments and can perform differently than the U.S. market. Currency fluctuations may adversely impact the fund's investments.

 .The natural resources industries can be significantly affected by events relating to international, political and economic developments, energy con-servation, the success of exploration projects, and tax and other government regulations.

 .The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the mar-ket as a whole. The value of smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or mana-gerial resources.

 .The fund's investments are spread across the sector on which it focuses. How-ever, because those investments are limited to a comparatively narrow segment of the economy, the fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the fund tends to be more volatile than other mutual funds, and the val-ues of its portfolio investments tend to go up and down more rapidly. As a result, the value of your investment in the fund may rise or fall rapidly.

 .The manager's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock may prove to be incorrect.

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking to participate in the long-term growth potential of the natural resources industry
 .Are seeking capital appreciation and can tolerate significant short-term vola-tility

                                                       Smith Barney Mutual Funds

 .Are seeking a hedge against inflation by investing in natural resources

 .Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income companies

 .Are comfortable with the risks of the stock market and the special risks of foreign securities, including emerging market securities
 .Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector






Risk return bar chart

The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.


                        Total Return for Class A Shares


                                  [BAR GRAPH]

 90        91      92     93      94       95      96      97      98      99
 --        --      --     --      --       --      --      --      --      --
-19.71%  -3.85%  -4.57% 65.35%  -9.43%  -10.77%  34.81%  -9.87% -24.59%  35.95%

Sector Funds

Quarterly returns (past 10 years):

Highest: 30.75% in 4th quarter 1993; Lowest: (18.09)% in 4th quarter 1997

Risk return table
The table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the MSCI World Index, a broad-based unmanaged index of foreign stocks. This table assumes imposition of the maximum sales charge applicable to the class, redemp-tion of shares at the end of the period, and reinvestment of distributions and dividends.

                          Average Annual Total Returns

                  Calendar Years Ended December 31, 1999

Class             1 year 5 years 10 years Since Inception Inception Date
 A                29.13%  1.10%   1.54%        2.85%         11/24/86
 B                30.45%  1.31%    n/a         6.25%         11/06/92
 L                33.23%  1.40%    n/a        (0.17)%        11/07/94
MSCI World Index  24.93% 19.76%   11.42%      13.13%            *

*Index comparison begins on November 30, 1986.

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)        Class A Class B Class L Class Y
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)                        5.00%    None   1.00%    None
Maximum deferred sales charge (load) (as a % of
the lower of net asset value at purchase or
redemption)                                       None*   5.00%   1.00%    None

                        Annual fund operating expenses
(expenses deducted from fund assets)             Class A Class B Class L Class Y
Management fee                                    0.75%   0.75%   0.75%   0.75%
Distribution and service (12b-1) fees             0.25%   1.00%   1.00%    None
Other expenses**                                  0.73%   0.67%   0.58%   0.73%
                                                  -----   -----   -----   -----
Total annual fund operating expenses              1.73%   2.42%   2.33%   1.48%

 * You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

** For Class Y Shares, "Other expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding for the year ended October 31, 1999.

                                                       Smith Barney Mutual Funds

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown

 .You redeem all of your shares at the end of the period
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge .The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years 5 years 10 years
Class A (with or without redemption)    $667  $1,018  $1,392   $2,439
Class B (redemption at end of period)   $745  $1,055  $1,391   $2,586
Class B (no redemption)                 $245  $  755  $1,291   $2,586
Class L (redemption at end of period)   $434  $  820  $1,333   $2,739
Class L (no redemption)                 $334  $  820  $1,333   $2,739
Class Y (with or without redemption)    $151  $  468  $  808   $1,768

Sector Funds

 Investments, risks and performance

Smith Barney Financial Services Fund

Investment objective

Smith Barney Financial Services Fund (the "Financial Services Fund") seeks long-term capital appreciation by investing primarily in common stocks.


Principal Investment Strategies

Key investments The fund normally invests at least 80% of its assets in securi-ties of companies principally engaged in providing financial services to con-sumers and industry. These companies may include, for example, commercial banks, savings and loan associations, broker-dealers, investment banks, invest-ment advisers, insurance companies, real estate-related companies, leasing com-panies, and consumer and industrial finance companies. The fund may invest its assets in securities of foreign issuers in addition to securities of domestic issuers. The fund invests primarily in companies with medium and large market capitalizations. To a lesser extent, the fund also may invest in common stocks of companies with small market capitalizations. Small and medium market capi-talization companies are those companies with market capitalizations under $5 billion.

Selection process The fund normally invests at least 80% of its assets in com-panies doing business in the financial services sector. The remainder of the fund's assets are not required to be invested in that sector. To determine whether a potential investment is principally doing business in the sector, a company must meet at least one of the following tests:

 .At least 50% of its gross income or its net sales must come from activities in the sector;

 .At least 50% of its assets must be devoted to producing revenues from the sec-tor; or

 .Based on other available information, the manager determines that the company's primary business is within the sector.

In buying and selling securities, the fund relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of manage-ment.

The fund may lend its securities to earn income for the fund.

                                                       Smith Barney Mutual Funds

The fund may, but is not required to, use various techniques, such as buying and selling futures and options contracts, to increase or decrease its exposure to changing security prices or other factors that affect security values. The fund may engage in foreign currency transactions solely to manage its exposure to foreign securities. If the fund's strategies do not work as intended, the fund may not achieve its objective.

Principal risks of investing in the fund

Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, because:

 .Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Dif-ferent parts of the market can react differently to these developments.

 .Foreign markets can be more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic develop-ments and can perform differently than the U.S. market. Currency fluctuations may adversely impact the fund's investments.

 .The financial services industries are subject to extensive government regula-tion and relatively rapid change because of increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, and price competition. The performance of the financial services sector may differ in direction and degree from that of the overall stock market.

 .The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the mar-ket as a whole. The value of smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or mana-gerial resources.

 .The fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers. The fund's investments are spread across the sector on which it focuses. However, because those investments are limited to a comparatively narrow segment of the economy, the fund's invest-ments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to increase and decrease more rapidly. As a result, the value of your investment in the fund may rise or fall rapidly.

 .The manager's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock may prove to be incorrect.

Sector Funds

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking to participate in the long-term growth potential of the financial services industry

 .Are seeking capital appreciation and can tolerate short-term volatility.

 .Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities

 .Are comfortable with the risks of the stock market and the special risks of foreign securities, including emerging market securities

 .Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector

Performance

The fund is new and does not yet have the performance information which other Smith Barney funds show in bar and table form in this part of the prospectus.

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)       Class A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases (as a % of offering price)             5.00%    None   1.00%    None
Maximum deferred sales charge (load) (as a %
of the lower of net asset value at purchase or
redemption)                                      None*   5.00%   1.00%    None
                         Annual fund operating expenses
(expenses deducted from fund assets)            Class A Class B Class L Class Y
Management fee                                   0.80%   0.80%   0.80%   0.80%
Distribution and service
(12b-1) fees                                     0.25%   1.00%   1.00%    None
Other expenses**                                 0.27%   0.27%   0.27%   0.27%
                                                 -----   -----   -----   -----
Total annual fund operating expenses             1.32%   2.07%   2.07%   1.07%

* You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

                                                       Smith Barney Mutual Funds

** The fund is new and, therefore, has no historical expense data. The amounts set forth in "Other expenses" have been estimated based on expenses the fund expects to incur during its first full fiscal year.


Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown

 .You redeem all of your shares at the end of the period
 .Your investment has a 5% return each year

 .You reinvest all distributions and dividends without a sales charge .The fund's operating expenses remain the same

                    Number of years you own your shares

                              1 year 3 years
Class A                        $628   $897
Class B                        $710   $949
Class B (without redemption)   $210   $649
Class L                        $408   $742
Class L (without redemption)   $308   $742
Class Y                        $109   $340

Sector Funds

 Investments, risks and performance

Smith Barney Health Sciences Fund

Investment objective

Smith Barney Health Sciences Fund (the "Health Sciences Fund") seeks long-term capital appreciation by investing primarily in common stocks.


Principal Investment Strategies

Key investments The fund normally invests at least 80% of its assets in securi-ties of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. These companies may include, for example, pharmaceutical companies; companies involved in biotechnology, medical diagnostic, biochemical or other health care research and development; companies involved in the operation of health care facilities; and other companies involved in the design, manufacture, or sale of health care-related products or services such as medical, dental and optical products, hardware, insurance or services. The fund may invest its assets in securities of foreign issuers in addition to securities of domestic issuers. The fund invests primarily in companies with medium and large market capital-izations. To a lesser extent, the fund also may invest in common stocks of com-panies with small market capitalizations. Small and medium market capitalization companies are those companies with market capitalizations under $5 billion.

Selection process The fund normally invests at least 80% of its assets in com-panies doing business in the health sciences sector. The remainder of the fund's assets are not required to be invested in that sector. To determine whether a potential investment is principally doing business in the sector, a company must meet at least one of the following tests:

 .At least 50% of its gross income or its net sales must come from activities in the sector;

 .At least 50% of its assets must be devoted to producing revenues from the sec-tor; or

 .Based on other available information, the manager determines that the company's primary business is within the sector.

In buying and selling securities, the fund relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of manage-ment.

The fund may lend its securities to earn income for the fund.

                                                  Smith Barney Mutual Funds

The fund may, but is not required to, use various techniques, such as buying and selling futures and options contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security val-ues. The fund may engage in foreign currency transactions solely to manage its exposure to foreign securities. If the fund's strategies do not work as intend-ed, the fund may not achieve its objective.

Principal risks of investing in the fund

Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, because:

 .Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Dif-ferent parts of the market can react differently to these developments.

 .Foreign markets can be more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic develop-ments and can perform differently than the U.S. market. Currency fluctuations may adversely impact the fund's investments.

 .The health science industries are subject to government regulation and govern-ment approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obso-lescence. Lawsuits or other legal proceedings against the issuer of a secu-rity may adversely affect the issuer, the market value of the security or the fund's performance. The performance of the health sciences sector may differ in direction and degree from that of the overall stock market.

 .The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the mar-ket as a whole. The value of smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or mana-gerial resources.

 .The fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more susceptible to events affecting those issuers. The fund's investments are spread across the sector on which it focuses. However, because those investments are lim-ited to a comparatively narrow segment of the economy, the fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the fund tends to be more vola-tile than other mutual funds, and the values of its portfolio investments tend to go up and down more rapidly. As a result, the value of your invest-ment in the fund may rise or fall rapidly.

Sector Funds

 .The manager's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock may prove to be incorrect.

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking to participate in the long-term growth potential of the health sciences industry

 .Are seeking capital appreciation and can tolerate significant short-term vola-tility

 .Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities


 .Are comfortable with the risks of the stock market and the special risks of foreign securities, including emerging market securities

 .Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector

Performance

The fund is new and does not yet have the performance information which other Smith Barney funds show in bar and table form in this part of the prospectus.

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)    Class A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases
(as a % of offering price)                    5.00%    None   1.00%    None
Maximum deferred sales charge (load)
(as a % of the lower of net asset value  at
purchase or redemption)                       None*   5.00%   1.00%    None
                         Annual fund operating expenses
(expenses deducted from fund assets)         Class A Class B Class L Class Y
Management fee                                0.80%   0.80%   0.80%   0.80%
Distribution and service
(12b-1) fees                                  0.25%   1.00%   1.00%    None
Other expenses**                              0.27%   0.27%   0.27%   0.27%
                                              -----   -----   -----   -----
Total annual fund operating expenses          1.32%   2.07%   2.07%   1.07%

                                                  Smith Barney Mutual Funds

 * You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

** The fund is new, and therefore, has no historical expense data. The amounts set forth in "Other expenses" have been estimated based on expenses the fund expects to incur during its first full fiscal year.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown

 .You redeem all of your shares at the end of the period
 .Your investment has a 5% return each year

 .You reinvest all distributions and dividends without a sales charge .The fund's operating expenses remain the same

                    Number of years you own your shares

                              1 year 3 years
Class A                        $628   $897

Class B                        $710   $949
Class B (without redemption)   $210   $649

Class L                        $408   $742
Class L (without redemption)   $308   $742

Class Y                        $109   $340


Sector Funds

 Investments, risks and performance

Smith Barney Technology Fund

Investment objective

Smith Barney Technology Fund (the "Technology Fund") seeks long-term capital appreciation by investing primarily in common stocks.


Principal Investment Strategies

Key investments The fund normally invests at least 80% of its assets in securi-ties of companies principally engaged in offering, using or developing prod-ucts, processes or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, software, electronics, media, communications, health care, and biotechnology sectors. The fund may invest its assets in secu-rities of foreign issuers in addition to securities of domestic issuers. The fund invests primarily in companies with medium and large market capitaliza-tions. To a lesser extent, the fund also may invest in common stocks of compa-nies with small market capitalizations. Small and medium market capitalization companies are those companies with market capitalizations under $5 billion.

Selection process The fund normally invests at least 80% of its assets in com-panies doing business in the technology sector. The remainder of the fund's assets are not required to be invested in that sector. To determine whether a potential investment is principally doing business in the sector, a company must meet at least one of the following tests:

 .At least 50% of its gross income or its net sales must come from activities in the sector;

 .At least 50% of its assets must be devoted to producing revenues from the sec-tor; or

 .Based on other available information, the manager determines that the company's primary business is within the sector.

In buying and selling securities, the fund relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of management.

The fund may lend its securities to earn income for the fund.

                                                  Smith Barney Mutual Funds

The fund may, but is not required to, use various techniques, such as buying and selling futures and options contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security val-ues. The fund may engage in foreign currency transactions solely to manage its exposure to foreign securities. If the fund's strategies do not work as intend-ed, the fund may not achieve its objective.

Principal risks of investing in the fund

Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, because:

 .Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic develop-ments. Different parts of the market can react differently to these developments.

 .Foreign markets can be more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic develop-ments and can perform differently than the U.S. market. Currency fluctuations may adversely impact the fund's investments.

 .Technology companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. The technology sector may be subject to greater governmental regulation than many other areas, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on the sector. The performance of the technology sector may differ in direction and degree from that of the overall stock market.

 .The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the mar-ket as a whole. The value of smaller capitalized companies may involve greater risks such as limited product lines, markets and financial or manage-rial resources.

 .The fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers. The fund's investments are spread across the sector on which it focuses. However, because those investments are limited to a comparatively narrow segment of the economy, the fund's invest-ments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to go up and down more rapidly. As a result, the value of your invest-ment in the fund may rise or fall rapidly.

Sector Funds

 .The manager's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock may prove to be incorrect.

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking to participate in the long-term growth potential of the technology industry

 .Are seeking capital appreciation and can tolerate significant short-term vola-tility

 .Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities

 .Are comfortable with the risks of the stock market and the special risks of foreign securities, including emerging market securities

 .Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector.

Performance

The fund is new and does not yet have the performance information which other Smith Barney funds show in bar and table form in this part of the prospectus.

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)   Class A Class B Class L Class Y
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)                   5.00%    None   1.00%    None
Maximum deferred sales charge (load)
(as a % of the lower of net asset value at
purchase or redemption)                      None*   5.00%   1.00%    None
                         Annual fund operating expenses
(expenses deducted from fund assets)        Class A Class B Class L Class Y
Management fee                               0.95%   0.95%   0.95%   0.95%
Distribution and service (12b-1) fees        0.25%   1.00%   1.00%    None
Other expenses**                             0.23%   0.23%   0.23%   0.23%
                                             -----   -----   -----   -----
Total annual fund operating expenses         1.43%   2.18%   2.18%   1.18%

                                                  Smith Barney Mutual Funds

 * You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

** The fund is new and, therefore, has no historical expense data. The amounts set forth in "Other expenses" have been estimated based on expenses the fund expects to incur during its first full fiscal year.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown

 .You redeem all of your shares at the end of the period
 .Your investment has a 5% return each year

 .You reinvest all distributions and dividends without a sales charge .The fund's operating expenses remain the same

                    Number of years you own your shares

                              1 year 3 years
Class A                        $638   $930

Class B                        $721   $982
Class B (without redemption)   $221   $682
Class L                        $419   $775
Class L (without redemption)   $319   $775

Class Y                        $120   $375

Sector Funds

 More on the funds' investments

Foreign investments Each fund's investments in securities of foreign issuers involves greater risk than investments in securities of U.S. issuers. Many for-eign countries the funds may invest in have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less informa-tion is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risks of invest-ing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and nega-tive government actions like currency controls or seizure of private businesses or property are more likely.

Derivatives and hedging techniques Each fund may, but need not, use derivate contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

 . Settle transactions in securities quoted in foreign currencies

 . As a substitute for buying or selling securities

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securi-ties, currencies or indices. Even a small investment in derivative contracts can have a big impact on each fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or inter-est rates are changing. Each fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Defensive investing Each fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a fund takes a temporary defensive position, it may be unable to achieve its investment goal.

                                                  Smith Barney Mutual Funds

Other investments The Natural Resources Fund may invest up to 35% of its assets in securities of U.S. and foreign issuers not engaged in natural resources industries, as well as in gold bullion and gold coins.

Debt securities The Natural Resources Fund may invest in debt securities of U.S. and foreign corporate and governmental issuers rated as low as B by the major rating agencies or, if unrated, of comparable quality. The value of debt securities will go down if interest rates go up, or the credit rating of the security is downgraded or the issuer defaults on its obligation to pay princi-pal or interest. Debt securities rated below BBB and their unrated equivalents are commonly referred to in the U.S. as "junk bonds." These securities may be speculative, are subject to greater price volatility, are less liquid, and involve high risk of loss.

Master/feeder option Each of the Financial Services Fund, Health Sciences Fund and Technology Fund may in the future seek to achieve its investment objective by investing all of its net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the fund.

 Management

Manager Each fund's investment manager is SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager oversees the selection of the fund's investments and its general operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses offer a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trad-ing--and use diverse channels to make them available to consumer and corporate customers around the world.

Pursuant to a written agreement, State Street Bank and Trust Company provides certain fund accounting services and calculates the daily net asset value for each of the Financial Services Fund, Health Sciences Fund and Technology Fund. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

John G. Goode has been responsible for the day-to-day management of the Natural Resources Fund's portfolio since November 1995. Mr. Goode is an investment officer of the manager and chairman and chief investment officer of Davis Skaggs Investment Management, a division of the manager and a managing director of Salomon Smith Barney.

Sector Funds

Subadviser Citibank, N.A., through its Citibank Global Asset Management divi-sion, an affiliate of the manager located at 100 First Stamford Place, Stam-ford, Connecticut 06902, serves as subadviser to each of the Financial Services Fund, Health Sciences Fund and Technology Fund. The manager, and not the funds, pays the subadviser for its services out of its management fee. The subadviser, utilizing a portfolio management team approach, manages the fund's investment portfolio, subject to the supervision of the manager. The subadviser provides investment management and advisory services to other mutual funds and, with its affiliates, currently manages over $351 billion in assets worldwide.

Management fees For services provided to the funds, each fund pays the manager the annual investment management fee described below (based on a percentage of the fund's average daily net assets):

Natural Resources Fund:  0.75%

Financial Services Fund: 0.80%

Health Sciences Fund:0.80%

Technology Fund:0.95%

Sub-Advisory fees For services provided to the funds, the manager pays the subadviser the annual subadvisory fee described below (based on a percentage of the fund's average daily net assets):

Financial Services Fund: 0.50%

Health Sciences Fund:0.50%

Technology Fund:0.65%

Distributor Each fund has entered into an agreement with CFBDS, Inc. to dis-tribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plans Each fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under each plan, the fund pays distribution and serv-ice fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Smith Barney Private Trust Com-pany serves as each fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as each fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.

Year 2000 Issue As the year 2000 began, there were few problems caused by the inability of computer systems to tell the difference between the year 2000 and the year 1900 (commonly known as the "Year 2000" issue). It is still possible that some computer systems could malfunction in the future because of the Year 2000 issue or as a result of actions taken to address the Year 2000 issue. Fund management does not anticipate that its services or

                                                  Smith Barney Mutual Funds
those of the fund's other service providers will be adversely affected, but fund management will continue to monitor the situation. If malfunctions related to the Year 2000 issue do arise, the fund and its investments could be nega-tively affected.

 Subscription offering period

Salomon Smith Barney and investment dealers in the selling group will solicit subscriptions for shares of the Financial Services Fund, Health Sciences Fund and Technology Fund during the subscription offering period, which is scheduled to end on February 23, 2000. On the third business day after the end of the subscription offering period, subscriptions for the shares will be payable, exchanges into the fund will be permitted, shares will be issued and the fund will commence investment operations.

The fund will suspend the offering of shares to new investors on February 29, 2000. This suspension, which is expected to last two weeks, may be lengthened or shortened at the fund's discretion. During the suspension, existing share-holders of the fund may still purchase, redeem or exchange fund shares. After the suspension, the fund will commence a continuous offering of shares to the public.

For more information on how to subscribe for fund shares during the subscrip-tion offering period, please contact a Salomon Smith Barney Financial Consul-tant.

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

 .For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.

 .Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

Sector Funds

You may buy shares from:

 .A Salomon Smith Barney Financial Consultant

 .An investment dealer in the selling group or a broker that clears through Sal-omon Smith Barney--a dealer representative

 .The fund, but only if you are investing through certain qualified plans or certain dealer representatives.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial           Additional
                                       Classes A, B, L   Class Y   All Classes
General                                    $1,000      $15 million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts             $  250      $15 million     $50
Qualified Retirement Plans*                $   25      $15 million     $25
Simple IRAs                                $    1          n/a         $ 1
Monthly Systematic Investment Plans        $   25          n/a         $25
Quarterly Systematic Investment Plans      $   50          n/a         $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

                                                  Smith Barney Mutual Funds

 Comparing the fund's classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

                           Class A     Class B     Class L     Class Y
Key features             .Initial    .No initial .The ini-   .No initial
                          sales       sales       tial sales  or
                          charge      charge      charge is   deferred
                          .You may    .Deferred   lower than  sales
                          qualify     sales       Class A     charge
                          for reduc-  charge      .Deferred   .Must
                          tion or     declines    sales       invest at
                          waiver of   over time   charge for  least $15
                          initial     .Converts   only 1      million
                          sales       to Class A  year        .Lower
                          charge      after 8     .Does not   annual
                          .Lower      years       convert to  expenses
                          annual      .Higher     Class A     than the
                          expenses    annual      .Higher     other
                          than Class  expenses    annual      classes
                          B and       than Class  expenses
                          Class L     A           than Class
                                                  A
------------------------------------------------------------------------
Initial sales charge     Up to       None        1.00%       None
                         5.00%;
                         reduced for
                         large pur-
                         chases and
                         waived for
                         certain
                         investors;
                         no charge
                         for pur-
                         chases of
                         $500,000 or
                         more
------------------------------------------------------------------------
Deferred sales charge    1% on pur-  Up to 5%    1% if you   None
                         chases of   charged     redeem
                         $500,000 or when you    within 1
                         more if you redeem      year of
                         redeem      shares. The purchase
                         within 1    charge is
                         year of     reduced
                         purchase    over time
                                     and there
                                     is no
                                     deferred
                                     sales
                                     charge
                                     after 6
                                     years
------------------------------------------------------------------------
Annual distribution and  0.25% of    1% of aver- 1% of aver- None
service fees             average     age daily   age daily
                         daily net   net assets  net assets
                         assets
------------------------------------------------------------------------
Exchange privilege*      Class A     Class B     Class L     Class Y
                         shares of   shares of   shares of   shares of
                         most Smith  most Smith  most Smith  most Smith
                         Barney      Barney      Barney      Barney
                         funds       funds       funds       funds
------------------------------------------------------------------------

* Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

Sector Funds

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                 Sales Charge as a % of
                                 Offering  Net amount
Amount of purchase               price (%) invested (%)
Less than $25,000                  5.00        5.26
$25,000 but less than $50,000      4.00        4.17
$50,000 but less than $100,000     3.50        3.63
$100,000 but less than $250,000    3.00        3.09
$250,000 but less than $500,000    2.00        2.04
$500,000 or more                   0.00        0.00

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

 .Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or

 .by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

 .Letter of intent - lets you purchase Class A shares of the fund and other
  Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge made within 90 days before you sign the let-ter.

                                                  Smith Barney Mutual Funds

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of members of the NASD
 .403(b) or 401(k) retirement plans, if certain conditions are met
 .Clients of newly employed Salomon Smith Barney Financial Consultants, if cer-
  tain conditions are met
 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge   5%  4%  3%  2%  1%        0%

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

                            Shares issued:     Shares issued:
                            On reinvestment of Upon exchange from
Shares issued:              dividends and      another Smith Barney
At initial purchase         distributions      fund
Eight years after the date  In same proportion On the date the
of purchase                 as the number of   shares originally
                            Class B shares     acquired would
                            converting is to   have converted
                            total Class B      into Class A
                            shares you own     shares
                            (excluding shares
                            issued as a divi-
                            dend)

Class L shares

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of any other Smith

Sector Funds

Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore, you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

Each time you place a request to sell shares, the fund will first sell any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .On certain distributions from a retirement plan
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

                                                  Smith Barney Mutual Funds

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

 Buying shares

     Through a   You should contact your Salomon Smith Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a brokerage account
        Barney   and make arrangements to buy shares. If you do not provide
     Financial   the following information, your order will be rejected:
 Consultant or
        dealer   .Class of shares being bought
representative   .Dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account no later than the third business day after you place your
                 order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
                 Qualified retirement plans and certain other investors who
   Through the   are clients of a selling group member are eligible to buy
   fund's sub-   shares directly from the fund.
      transfer
    agent
                 .Write the sub-transfer agent at the following address:

                      Smith Barney Sector Series Inc.
                      (Specify fund and class of shares)

                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, Rhode Island 02940-9699

                 .Enclose a check made payable to the fund to pay for the
                   shares. For initial purchases, complete and send an account application.
                 .For more information, call the transfer agent at 1-800-451-
                   2010.

--------------------------------------------------------------------------------
     Through a
    systematic   You may authorize Salomon Smith Barney, your dealer represen-
    investment   tative or the sub-transfer agent to transfer funds automati-
          plan   cally from a regular bank account, cash held in a Salomon
                 Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

Sector Funds

                 .Amounts transferred should be at least $25 monthly or $50 quarterly

                 .If you do not have sufficient funds in your account on a
                   transfer date, Salomon Smith Barney, your dealer represen-tative or the sub-transfer agent may charge you a fee

                 For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

 Exchanging shares

  Smith Barney   You should contact your Salomon Smith Barney Financial Con-
      offers a   sultant or dealer representative to exchange into other Smith
   distinctive   Barney funds. Be sure to read the prospectus of the Smith
     family of   Barney fund you are exchanging into. An exchange is a taxable
         funds   transaction.
   tailored to
 help meet the
 varying needs   .You may exchange shares only for shares of the same class of
 of both large     another Smith Barney fund. Not all Smith Barney funds offer
     and small     all classes.
     investors
                 .Not all Smith Barney funds may be offered in your state of residence. Contact your Salomon Smith Barney Financial Con-sultant, dealer representative or the transfer agent.

                 .You must meet the minimum investment amount for each fund.

                 .If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

--------------------------------------------------------------------------------

     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges

                 Your deferred sales charge (if any) will continue to be mea-sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

                                                  Smith Barney Mutual Funds

  By telephone   If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must com-plete an authorization form to authorize telephone transfers.
                 If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 You can make telephone exchanges only between accounts that have identical registrations.

--------------------------------------------------------------------------------

  By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the sub-trans-fer agent at the address on the following page.

Sector Funds

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial Consultant or
                 your dealer representative to redeem shares of a fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certifi-cates) before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail
                 For accounts held directly at the fund, send written requests to the sub-transfer agent at the following address:

                      Smith Barney Sector Series Inc.
                      (Specify fund and class of shares)

                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, Rhode Island 02940-9699

                 Your written request must provide the following:

                 .The account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered

                                                  Smith Barney Mutual Funds

--------------------------------------------------------------------------------
  By telephone
                 If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by tel-ephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other docu-ments.

--------------------------------------------------------------------------------
     Automatic   You can arrange for the automatic redemption of a portion of
          cash   your shares on a monthly or quarterly basis. To qualify you
    withdrawal   must own shares of the fund with a value of at least $10,000
         plans   ($5,000 for retirement plan accounts) and each automatic
                 redemption must be at least $50.

                 The following conditions apply:

                 .Your shares must not be represented by certificates .All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

Sector Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for your account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares

 .Are sending signed share certificates or stock powers to the sub-transfer agent

 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Each fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions
 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission

                                                  Smith Barney Mutual Funds

 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to a fund's performance and other sharehold-ers. Each fund may limit additional purchases and/or exchanges by a sharehold-er.

Share certificates The funds do not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

 Smith Barney 401(k) and ExecChoiceTM programs

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice(TM) program. Each fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of the same class.

 .Class A shares may be purchased by plans investing at least $1 million.

 .Class L shares may be purchased by plans investing less than $1 million. Class
  L shares are eligible for exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner in the following circumstances:

  If the account was opened on or after June 21, 1996 and a total of $1 mil-lion is invested in Smith Barney Funds, and Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

  If the account was opened before June 21, 1996 and the total of $500,000 is invested in Smith Barney Funds, and Class L shares (other

Sector Funds
  than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or transfer agent, or consult the SAI.

 Dividends, distributions and taxes

Dividends Each fund generally pays dividends and makes capital gain distribu-tions, if any, once a year, typically in December. Each fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Each fund expects distributions to be primarily from capital gains. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the trans-fer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal tax status
Redemption or exchange of shares       Usually capital gain or loss;
                                       long-term only if shares owned
                                       more than one year
Long-term capital gain distributions   Long-term capital gain
Short-term capital gain distributions  Ordinary income
Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain dis-tribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, each fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you

                                                  Smith Barney Mutual Funds
may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. Each fund's net asset value is the value of its assets minus its liabil-ities. Net asset value is calculated separately for each class of shares. Each fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the SAI.

Each fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quota-tions are not readily available, or when the value of a security has been mate-rially affected by events occurring after a foreign exchange closes, a fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. Each fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a fund could change on days when you can-not buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer repre-sentative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

Sector Funds

 Natural Resources Fund financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

No information is presented for Class Y shares since no Class Y shares were outstanding for the periods shown.

 For a Class A share of capital stock outstanding throughout each year ended October 31:

                           1999(/1/) 1998(/1/)     1997  1996(/1/)     1995
--------------------------------------------------------------------------------
 Net asset value,
 beginning of year           $16.56    $23.23    $22.95    $16.50   $21.44
--------------------------------------------------------------------------------
 Income (loss) from
 operations:
 Net investment income
 (loss)                        0.05     (0.01)    (0.12)     0.08    (0.23)(/2/)
 Net realized and
 unrealized gain (loss)        2.24     (6.50)     0.73      6.37    (4.71)
--------------------------------------------------------------------------------
 Total income (loss) from
 operations                    2.29     (6.51)     0.61      6.45    (4.94)
--------------------------------------------------------------------------------
 Less distributions from:
 Net investment
 income(/3/)                    --         --     (0.33)       --       --
 Net realized gains             --      (0.16)       --        --       --
--------------------------------------------------------------------------------
 Total distributions            --      (0.16)    (0.33)       --       --
--------------------------------------------------------------------------------
 Net asset value, end of
 year                        $18.85    $16.56    $23.23    $22.95   $16.50
--------------------------------------------------------------------------------
 Total return(/4/)            13.83%   (28.13)%    2.67%    39.09%  (23.04)%
--------------------------------------------------------------------------------
 Net assets, end of year
 (000)'s                    $21,069   $27,147   $45,488   $50,521  $27,884
--------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses                      1.73%     1.57%     1.51%     1.62%    1.99%
 Net investment income
 (loss)                        0.27     (0.05)    (0.32)     0.15    (1.46)
--------------------------------------------------------------------------------
 Portfolio turnover rate        133%      151%      101%      120%       40%
--------------------------------------------------------------------------------

(/1/) Per share amounts calculated using the monthly average shares method. (/2/) Includes realized gains and losses from foreign currency transactions. (/3/) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.
(/4/) Total return does not reflect any applicable sales loads or deferred sales charges.

                                                  Smith Barney Mutual Funds

 For a Class B share of capital stock outstanding throughout each year ended October 31:

                           1999(/1/) 1998(/1/)     1997  1996(/1/)    1995
--------------------------------------------------------------------------------
 Net asset value,
 beginning of year           $16.00    $22.60    $22.32    $16.15   $21.14
--------------------------------------------------------------------------------
 Income (loss) from
 operations:
 Net investment loss          (0.03)    (0.13)    (0.27)    (0.09)   (0.22)(/2/)
 Net realized and
 unrealized gain (loss)        2.18     (6.31)     0.70      6.26    (4.77)
--------------------------------------------------------------------------------
 Total income (loss) from
 operations                    2.15     (6.44)     0.43      6.17    (4.99)
--------------------------------------------------------------------------------
 Less distributions from:
 Net investment
 income(/3/)                     --        --     (0.15)       --       --
 Net realized gains              --     (0.16)       --        --       --
--------------------------------------------------------------------------------
 Total distributions             --     (0.16)    (0.15)       --       --
--------------------------------------------------------------------------------
 Net asset value, end of
 year                        $18.15    $16.00    $22.60    $22.32   $16.15
--------------------------------------------------------------------------------
 Total return(/4/)            13.44%   (28.61)%    1.95%    38.20%  (23.60)%
--------------------------------------------------------------------------------
 Net assets, end of year
 (000)'s                    $23,937   $29,309   $66,819   $73,969  $25,747
--------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses                      2.42%     2.23%     2.18%     2.29%    2.62%
 Net investment loss          (0.17)    (0.71)    (0.99)    (0.83)   (2.11)
--------------------------------------------------------------------------------
 Portfolio turnover rate        133%      151%      101%      120%      40%
--------------------------------------------------------------------------------

(/1/) Per share amounts calculated using the monthly average shares method. (/2/) Includes realized gains and losses from foreign currency transactions. (/3/) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.
(/4/) Total return does not reflect any applicable sales loads or deferred sales charges.

Sector Funds

 For a Class L share of capital stock outstanding throughout each year ended October 31:

                           1999(/2/) 1998(/1/)(/2/)  1997   1996(/2/)     1995(/3/)
----------------------------------------------------------------------------------------
 Net asset value,
 beginning of year          $16.03       $22.62     $22.32   $16.16        $20.63
----------------------------------------------------------------------------------------
 Income (loss) from
 operations:
 Net investment income
 (loss)                      (0.02)       (0.12)     (0.23)    0.05(/4/)    (0.29)(/4/)
 Net realized and
 unrealized gain (loss)       2.19        (6.31)      0.68     6.11         (4.18)
----------------------------------------------------------------------------------------
 Total income (loss) from
 operations                   2.17        (6.43)      0.45     6.16         (4.47)
----------------------------------------------------------------------------------------
 Less distributions from:
 Net investment
 income(/5/)                    --           --      (0.15)      --            --
 Net realized gains             --        (0.16)        --       --            --
----------------------------------------------------------------------------------------
 Total distributions            --        (0.16)     (0.15)      --            --
----------------------------------------------------------------------------------------
 Net asset value, end of
 year                       $18.20       $16.03     $22.62   $22.32        $16.16
----------------------------------------------------------------------------------------
 Total return(/6/)           13.54%      (28.54)%     2.04%   38.12%       (21.67)%(/7/)
----------------------------------------------------------------------------------------
 Net assets, end of year
 (000)'s                    $2,981       $3,096     $6,393   $7,602          $572
----------------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses                     2.33%        2.17%      2.12%    2.25%         2.69%(/8/)
 Net investment loss         (0.09)       (0.63)     (0.92)   (0.21)        (1.97)(/8/)
----------------------------------------------------------------------------------------
 Portfolio turnover rate       133%         151%       101%     120%           40%
----------------------------------------------------------------------------------------

(/1/) Prior to June 12, 1998, Class L shares were called Class C shares. (/2/) Per share amounts calculated using the monthly average shares method. (/3/) For the period from November 7, 1994 (inception date) to October 31,
      1995.
(/4/) Includes realized gains and losses from foreign currency transactions. (/5/) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.
(/6/) Total return does not reflect any applicable sales loads or deferred sales charges.
(/7/) Not annualized.
(/8/) Annualized.

                                                  Smith Barney Mutual Funds

                    (This page is intentionally left blank.)

                                                             SalomonSmithBarney
                                                   ----------------------------
                                                   A member of citigroup [LOGO]

Natural Resources Fund

Financial Services

Fund

Health Sciences Fund

Technology Fund

Each an investment portfolio of Smith Barney Sector Series Inc.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about a fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's perfor-mance.

Each fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about a fund and is incorporated by refer-ence into (is a legally part of) this prospectus.

You can make inquiries about a fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salo-mon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

Information about each fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. In addition, infor-mation on the operation of the Public Reference Room may be obtained by call-ing the Commission at 1-202-942-8090. Reports and other information about each fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about a fund that is not in this prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of a fund to any person to whom the fund may not lawfully sell its shares.

 SM Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act

file no. 811-04757)

FD 01756   2/00

Part B-Statement of Additional Information for the
Natural Resources Fund
February 14, 2000
STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY SECTOR SERIES INC.
NATURAL RESOURCES FUND
388 Greenwich Street
New York, New York 10013
(800) 451-2010

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectus of the Smith Barney Natural Resources Fund (the
"fund") dated February 14, 2000, as amended or supplemented from time to time (the "Prospectus"), and is incorporated by reference in it entirety into the Prospectus. The fund is a series of the Smith
Barney Sector Series Inc. (the "Company") which also offers three other series: Smith Barney Financial
Services Fund, Smith Barney Health Sciences Fund and
Smith Barney Technology Fund. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders which are incorporated herein by reference. The
Prospectus and copies of the reports may be obtained free of charge by contacting a Salomon Smith Barney
Financial Consultant, or by writing or calling
Salomon Smith Barney at the address or telephone number above.

This SAI is not a prospectus. It is intended to provide more detailed information about the fund as well as matters already discussed in the Prospectus and therefore should be read in conjunction with the Prospectus dated February 14, 2000, which may be obtained from the fund or your Salomon Smith Barney
Financial Consultant.

CONTENTS

Directors and Executive Officers of the Company	2
Investment Objective and Management Policies	5
Risk Factors	17
Investment Restrictions	19
Portfolio Turnover	22
Portfolio Transactions	22
Purchase of Shares	24
Exchange Privilege	31
Redemption of Shares	32
Dividends, Distributions and Taxes	35
Performance Information	41
Determination of Net Asset Value	44
Investment Management and Other Services	45
Other Information About the Company	48
Financial Statements	50
Other Information	50
Appendix A - Ratings of Debt Obligations	51

DIRECTORS AND EXECUTIVE OFFICERS OF THE COMPANY

Overall responsibility for management and supervision of the fund rests with the Company's Board of Directors. The Directors approve all significant agreements between the fund and the companies that furnish services to the fund, including agreements with the fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of the fund are delegated to the fund's investment manager SSB Citi Fund Management LLC ("SSB
Citi" or the "manager").

The Directors and executive officers of the Company, together with information as to their principal business occupations during the past five years, are shown below. The executive officers of the Company are employees of organizations that provide services to the fund. Each Director who is an "interested person" of the Company, as defined in the Investment
Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk. The address of the "non-interested" Directors and executive officers of the fund is 388 Greenwich Street, New York, New York
10013.

Herbert Barg (Age 76).  Director
Private Investor; Director or trustee of 18 investment companies associated with Citigroup Inc.
("Citigroup").  His address is 273 Montgomery Avenue,
Bala Cynwyd, Pennsylvania, 19004.

*Alfred J. Bianchetti (Age 77).  Director
Retired; formerly Senior Consultant to Dean Witter
Reynolds Inc.; Director or trustee of 13 investment companies associated with Citigroup. His address is 19 Circle End Drive, Ramsey, New Jersey 07446.

Martin Brody (Age 78).  Director
Consultant, HMK Associates; Retired Vice Chairman of the Board of Restaurant Associates Corp.; Director or trustee of 22 investment companies associated with Citigroup. His address is c/o HMK Associates, 30
Columbia Turnpike, Florham Park, New Jersey 07932.

Dwight B. Crane (Age 62).  Director
Professor, Harvard Business School; Director or trustee of 25 investment companies associated with Citigroup. His address is c/o Harvard Business
School, Soldiers Field Road, Boston, Massachusetts
02163.

Burt N. Dorsett (Age 69).  Director
Managing Partner of Dorsett McCabe Management, Inc., an investment counseling firm; Director of Research
Corporation Technologies, Inc., a nonprofit patent clearing and licensing firm; Director or trustee of 13 investment companies associated with Citigroup.
 His address is 201 East 62nd Street, New York, New
York 10021.



Elliot S. Jaffe (Age 73).  Director
Chairman of the Board and President of The Dress
Barn, Inc.; Director or trustee of 13 investment companies associated with Citigroup. His address is 30 Dunnigan Drive, Suffern, New York 10901.

Stephen E. Kaufman (Age 67).  Director
Attorney; Director or trustee of 15 investment companies associated with Citigroup. His address is 277 Park Avenue, New York, New York 10172.

Joseph J. McCann (Age 69).  Director
Financial Consultant; Retired Financial Executive,
Ryan Homes, Inc.; Director or trustee of 13 investment companies associated with Citigroup. His address is 200 Oak Park Place, Pittsburgh,
Pennsylvania 15243.

*Heath B. McLendon (Age 66). Chairman of the Board,
President and Chief Executive Officer. Managing
Director of Salomon Smith Barney Inc. ("Salomon Smith
Barney"); President of SSB Citi and Travelers
Investment Adviser, Inc. ("TIA"); Chairman or Co-
Chairman of the Board and director or trustee of 71 investment companies associated with Citigroup. His address is 7 World Trade Center, New York, New York
10048.

Cornelius C. Rose, Jr. (Age 67).  Director
President, Cornelius C. Rose Associates, Inc., financial consultants; Chairman and Director of Performance Learning Systems, an educational consultant; Director or trustee of 13 investment companies associated with Citigroup. His address is Meadowbrook Village, Building 4, Apt. 6, West
Lebanon, New Hampshire 03784.

Lewis E. Daidone (Age 42).  Senior Vice President and
Treasurer
Managing Director of Salomon Smith Barney; Chief
Financial Officer of the Smith Barney Mutual funds;
Director and Senior Vice President of SSB Citi and
TIA; Senior Vice President and Treasurer of 61 investment companies associated with Citigroup.

John G. Goode (Age 54).  Vice President and
Investment Officer
Chairman and Chief Investment Officer of Davis Skaggs
Investment Management ("Davis Skaggs"), a division of
SSB Citi; Managing Director of Salomon Smith Barney.
 His address is 1 Sansome Street, 36th Floor, San
Francisco, California 94104.

Paul Brook (Age 46). Controller
Director of Salomon Smith Barney; from 1997-1998
Managing Director of AMT Capital Services Inc.; prior to 1997 Partner with Ernst & Young LLP; Controller or
Assistant Treasurer of 43 investment companies associated with Citigroup.

Christina T. Sydor (Age 48).  Secretary
Managing Director of Salomon Smith Barney; General
Counsel and Secretary of SSB Citi and TIA; Secretary of 61 investment companies associated with Citigroup.

As of January 12, 2000, the Directors and officers of the fund, as a group, owned less than 1% of the outstanding shares of beneficial interest of the fund. As of January 12, 2000, to the knowledge of the fund and the Board no single shareholder or "group" (as that term is used in Section 13 (d) of the Securities Act of 1934) beneficially owned more than 5% of the outstanding shares of the fund.

No officer, Director or employee of Salomon Smith
Barney or any of its affiliates receives any compensation from the Company for serving as an officer or director of the Company. The Company pays each Director who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $2,000 per annum plus $250 per in-person meeting and $100 per telephonic meeting.
 Each Director emeritus who is not an officer, Director or employee of Salomon Smith Barney or its affiliates receives a fee of $1,000 per annum plus
$125 per in-person meeting and $50 per telephonic meeting. All Directors are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings. For the calendar year ended December 31, 1999, such expenses totaled $14,438.

The following table shows the compensation paid by the Company and other Smith Barney Mutual Funds to each Director during the fund's last fiscal year.
None of the officers of the Company received any compensation from the fund for such period. The fund does not pay retirement benefits to its Directors and officers. Officers and interested Directors of the fund are compensated by Salomon Smith Barney.






Name of Person


Aggregate
Compensat
ion
from Fund
FYE
10/31/99

Total
Pension or
Retirement
Benefits
Accrued
as part of
Fund
Expenses

Compensation
from Fund
and Fund
Complex
Paid to
Directors
Calendar Year
12/31/99

Number of
Funds for
Which
Director
Serves
Within
Fund Complex

Herbert Barg**
Alfred
Bianchetti* **
Martin Brody**
Dwight B.
Crane**
Burt N.
Dorsett**
Elliot S.
Jaffe**
Stephen E.
Kaufman**
Joseph J.
McCann**
Heath B.
McLendon*
Cornelius C.
Rose, Jr.**

$3,250.00
$3,000.00
$2,750.00
$3,250.00
$3,250.00
$2,500.00
$3,250.00
$3,250.00
     $
    0.00
$3,000.00

$0
 0
 0
 0
 0
 0
 0
 0
 0
 0

$114,288.00
        $
53,900.00
$138,600.00
$155,363.00
        $
57,950.00
        $
45,100.00
$110,650.00
        $
58,050.00
        $
       0.00
        $
53,500.00

18
13
22
25
13
13
15
13
71
13

*	Designates an "interested" Director.
**	Designates member of Audit Committee.

Upon attainment of age 80, fund Directors are required to change to emeritus status. Directors
Emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to fund Directors, together with reasonable out-of-pocket expenses for each meeting attended. Directors Emeritus may attend meetings but have no voting rights. During the fund's last fiscal year, aggregate compensation paid by the fund to Directors Emeritus was $1,500.00.




INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

General. The prospectus discusses the fund's investment objective and the policies it employs to achieve its objective. The fund is a series of the Company, which is an open-end, diversified management investment company under the Investment Company Act of 1940 (the "1940 Act"). The fund's investment manager is SSB Citi. The investment objective of the fund is to seek long-term capital appreciation by investing primarily in issuers in natural resources industries. Under normal market conditions, the fund will invest at least 65% of its assets in issuers in natural resources industries. Generating current income is not a primary part of the fund's investment objective. No assurance can be given that the fund will achieve its investment objective.

The fund's investment objective may be changed only by the ''vote of a majority of the outstanding voting securities'' as defined in the 1940 Act. However, the fund's investment policies are non-fundamental, and thus may be changed by the Board of Directors, provided the change is not prohibited by the fund's fundamental investment restrictions (described under
Investment Restrictions) or applicable law. Any such change will first be disclosed in the then current prospectus.

Up to 35% of the fund's assets may be invested in companies not in natural resources industries, corporate debt securities, U.S. government securities and, for cash management purposes, money market instruments. For temporary defensive purposes, the fund may invest in excess of 35% of its assets in money market instruments.

The fund may utilize up to 10% of its assets to purchase put options on securities owned by the fund and up to an additional 10% of its assets to purchase call options on securities the fund may acquire in the future. The fund may purchase only put options that are traded on a regulated exchange. The fund may purchase and write put and call options on domestic and foreign stock indexes to hedge against risks of market-wide movements affecting that portion of its assets invested in the country whose stocks are subject to the hedges.

Equity Securities

Common Stocks. The fund invests primarily in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity.
Common stock usually carries with it the right to vote and frequently an exclusive right to do so. The fund may invest up to 5% of its assets in the securities of issuers which directly or through a parent or affiliated company have been in continuous operation for less than three years.

Preferred Stocks and Convertible Securities. The fund may invest in convertible debt and preferred stocks. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's stock by exchange or purchase at a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Warrants. The fund may invest up to 5% of its assets in warrants. Warrants acquired entitle the fund to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price.
 The fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

Illiquid and Restricted Securities. Up to 15% of the assets of the fund may be invested in securities with contractual or other restrictions on resale and other instruments that are not readily marketable, including (a) repurchase agreements with maturities greater than seven days, (b) time deposits maturing in more than seven calendar days and (c) new and early stage companies whose securities are not publicly traded.

Fixed Income Securities

U.S. Government Securities. U.S. government securities in which the fund may invest include:
direct obligations of the United States Treasury, obligations issued by U.S. government agencies and instrumentalities ("U.S. government securities"), including instruments that are supported by the full faith and credit of the United States; instruments that are supported by the right of the issuer to borrow from the United States Treasury; and instruments that are supported solely by the credit of the instrumentality.

U.S. government securities include not only direct obligations of the United States Treasury, but also include securities issued or guaranteed by the Federal Housing Administration, Federal Financing
Bank, Export-Import Bank of the United States, Small
Business Administration, Government National Mortgage
Association, General Services Administration, Federal
Home Loan Banks, Federal Home Loan Mortgage
Corporation, Federal National Mortgage Association,
Maritime Administration, Tennessee Valley Authority,
Resolution Trust Corporation, District of Columbia
Armory Board, Student Loan Marketing Association and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing a reorganization since 1987).
Because the United States government is not obligated by law to provide support to an instrumentality it sponsors, the fund will invest in obligations issued by such an instrumentality only if the manager determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the fund.

Short-Term Investments. The fund may hold up to 20% of the value of its assets in cash and in short-term instruments, and it may hold cash and short-term instruments without limitation when the manager determines that it is appropriate to maintain a temporary defensive posture. Short-term instruments in which the fund may invest include: (a) obligations issued or guaranteed as to principal and interest by the United States government, its agencies or instrumentalities (including repurchase agreements with respect to such securities); (b) bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and similar institutions); (c) floating rate securities and other instruments denominated in U.S.
dollars issued by international development agencies, banks and other financial institutions, governments and their agencies or instrumentalities and corporations located in countries that are members of the Organization for Foreign Cooperation and Development; and (d) commercial paper rated no lower than A-2 by Standard & Poor's Ratings Group ("S&P") or Prime-2 by Moody's Investors Service, Inc.
("Moody's") or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories.

Derivative Contracts

Writing Options. The fund may from time to time write covered put and call options on securities in its portfolio. The fund will realize a fee (referred to as a "premium") when it writes an option. The fund will write only covered put and call options, which means that for so long as the fund remains obligated as the writer of the option it will, in the case of a call option, continue to own the underlying security and, in the case of a put option, maintain an amount of cash or permissible securities in a segregated account equal to the exercise price of the option. Thus, the purchaser of a put option has the right to compel the fund to purchase from it the underlying security at the agreed-upon price for a specified time period, while the purchaser of a call option has the right to purchase from the fund the underlying security owned by the fund at the agreed-upon price for a specified time period.

Upon the exercise of a put option, the fund may suffer a loss equal to the difference between the price at which the fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option, the fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the fund's acquisition cost of the security, less the premium received for writing the option.

In order to realize a profit, to prevent an underlying security from being called or to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the option's expiration), the fund may engage in a closing purchase transaction. The fund will incur a loss if the cost of the closing purchase transaction, plus transaction costs, exceeds the premium received upon writing the original option. To effect a closing purchase transaction, the fund would purchase, prior to the exercise of an option it has written, an option of the same series as that on which it desires to terminate its obligation. There can be no assurance that the fund will be able to effect a closing purchase transaction when it wishes to do so. The obligation of the fund to purchase or deliver securities, upon the exercise of a covered put or call option respectively, which it has written terminates upon the effectuation of a closing purchase transaction.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the fund normally will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The fund may write (a) in-the-money call options when the manager expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when the manager expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when the manager expects that the price of the underlying security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

So long as the obligation of the fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. The fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing
Corporation ("Clearing Corporation") and of the securities exchange on which the option is written.

The fund may realize a profit or loss upon entering into a closing transaction. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of this fact and current trading conditions, the fund expects to purchase not only call or put options issued by the Clearing
Corporation, but also options in the domestic and foreign over-the-counter markets. The fund expects to write options only on U.S. securities exchanges, except that it may write options on U.S. government securities in the over-the-counter market.

Although the fund generally will purchase or write only those options for which the manager believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered inadequate certain of the facilities of the Clearing Corporation and securities exchanges and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options.
 There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the fund and other clients of the manager and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

In the case of options written by the fund that are deemed covered by virtue of the fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, the fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk, because the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Purchasing Put and Call Options on Securities. The fund may utilize up to 10% of its assets to purchase put options on securities owned by the fund and up to an additional 10% of its assets to purchase call options on securities which the fund may acquire in the future. The fund may purchase only put options that are traded on a regulated exchange. By buying a put, the fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. The fund may purchase call options on a security it intends to purchase in the future to avoid the additional cost that would result from a substantial increase in the market price of the security. Prior to their expiration, put and call options may be sold in closing sale transactions (sales by the fund, prior to the exercise of options it has purchased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

Stock Index Futures. The fund may enter into futures contracts on domestic and foreign stock indexes. A stock index measures the movement of a certain group of stocks by assigning relative values to the stocks included in the index. Examples of domestic stock indexes are the Standard & Poor's 500 Stock Index and the New York Stock Exchange Composite Index, and examples of foreign stock indexes are the Canadian
Market Portfolio Index (Montreal Stock Exchange), the
Financial Times-Stock Exchange 100 (International
Stock Exchange) and the Toronto Stock Exchange
Composite 300 (Toronto Stock Exchange). The fund will not enter into stock index futures contracts for speculation and will only enter into futures contracts traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

When the fund enters into a futures contract to purchase, an amount of cash, or other permissible liquid securities, equal to the market value of the contract, will be deposited in a segregated account on the fund's books to collateralize the position, thereby insuring that the use of the contract is unleveraged.

The fund may lose the expected benefit of these futures transactions and may incur losses if the prices of the underlying commodities move in an unanticipated manner. In addition, changes in the value of the fund's futures positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities.
Successful use of futures is subject to the manager's ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and as a result of daily price fluctuation limits there can be no assurance that an offsetting transaction could be entered into at an advantageous price at any particular time.
Consequently, the fund may not be able to close a futures position without incurring a loss in the event of adverse price movements.

Stock Index Options. The fund may purchase and write put and call options on domestic and foreign stock indexes to hedge against risks of market-wide price movements affecting that portion of its assets invested in the country whose stocks are subject to the hedge. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the NYSE Composite Index or the Canadian Market Portfolio Index, or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Options on stock indexes are similar to options on securities except that the delivery requirements are different. Instead of giving the right to take or make delivery of a security at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to
(a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in U.S. dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the payment received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Options on foreign stock indexes are similar to options on domestic stock indexes. Like domestic stock index options, foreign stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. Unlike domestic stock index options, foreign stock index options carry risks associated with investing in foreign securities, as described above.
The advisability of using stock index options to hedge against the risk of market-wide movements will depend on the extent of diversification of the fund's stock investments and the sensitivity of its stock investments to factors influencing the underlying index. The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the fund's securities investments correlate with price movements in the stock index selected. In addition, successful use by the fund of options will be subject to the ability of the manager to predict correctly movements in the direction of the underlying index.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the fund's securities portfolio being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the particular stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the fund of options on stock indexes will be subject to the ability of the manager to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

The fund will engage in stock index options transactions only when determined by the manager to be consistent with the fund's effort to control risk.
 There can be no assurance that the use of these portfolio strategies will be successful. When the fund writes an option on a stock index, it will set aside in a segregated account on the fund's books cash or other permissible liquid assets in an amount equal to the market value of the option, and will maintain the account while the option is open.

Gold Futures Contracts and Related Options. The fund's purpose in entering into a gold futures contract or a related option is to mitigate the effects of fluctuations in the price of gold without necessarily buying gold or other portfolio assets.
 For example, if the fund expects gold prices to increase, the fund might purchase gold futures contracts in anticipation of the future purchase of gold or gold-related securities. Such a purchase would have much the same effect as the fund's buying gold. If gold prices increase as anticipated, the value of the gold futures contracts would increase at approximately the same rate. If the manager determines it would be advantageous to do so, the fund may, for hedging purposes, utilize its assets as initial margin and premiums on futures contracts and options on those contracts. The fund may enter into futures contracts for the purchase and sale of gold, purchase put and call options on those futures contracts and write call options on those futures contracts. Use of these strategies may provide a defense against a decline in the value of the fund's assets in a period of anticipated price weakness. The fund will enter into futures contracts only if traded on a regulated domestic or foreign commodities exchange and will purchase or write options on gold futures only on a regulated domestic or foreign exchange approved for such purpose by the CFTC.
Currently, gold futures and options thereon are traded primarily on the Commodity Exchange of New
York ("COMEX"), the Chicago Mercantile Exchange and the Chicago Board of Trade; the fund expects to trade futures and related options primarily on COMEX. When the fund enters into long futures and options positions (futures contracts to purchase gold and call options purchased or put options written by the fund), an amount of cash or other permissible liquid assets equal to the underlying commodities value of the contracts will be set aside in a segregated account on the fund's books to collateralize the positions, thereby insuring that the use of the contract is unleveraged.

No consideration is paid or received by the fund upon the purchase of a gold futures contract. Initially, the fund will be required to deposit with a broker an amount of cash or cash equivalents or other liquid securities. This amount, known as initial margin, is subject to change by the exchange on which the contract is traded and brokers may charge a higher amount. Initial margin is in the nature of a performance bond or good faith deposit on the contract and is returned to the fund upon termination of the gold futures contract, assuming that all contractual obligations have been satisfied.
Subsequent payments, known as maintenance margin, to and from broker, will be made daily as the price of the gold bullion underlying the futures contract fluctuates, making the positions in the futures contract more or less valuable, a process known as "marking-to-market." Because the value of an option on a futures contract is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the fund.

A gold futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of gold at a specified price, date, time and place. The fund may enter into futures contracts to sell gold when the manager believes the value of its gold and gold-related securities will decrease. The fund may enter into futures contracts to purchase gold when the manager anticipates purchasing gold or gold-related securities and believes that prices will rise before the purchases will be made. At any time prior to the expiration of a gold futures contract or an option on a gold futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange).

The use of gold futures contracts as a hedging device involves several risks. Losses incurred in hedging transactions and the costs of these transactions will affect the fund's performance. There are several risks in connection with the use of gold futures contracts and related options as hedging devices.
Successful use of gold futures contracts and related options by the fund is subject to the ability of the manager to predict correctly movements in the price of gold and other factors affecting markets for gold.
 These predictions involve skills and techniques that are different from those generally involved in the management of the fund. In addition, there can be no assurance that there will be a correlation between movements in the price of gold futures contracts or an option on a gold futures contract and movements in the price of the hedged assets. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in the price of gold or the hedged securities.

Although the fund intends to purchase gold futures contracts and related options only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts or options at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that gold futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of gold futures positions and subjecting the fund to substantial losses. In such event, and in the event of adverse price movements, the fund would be required to make daily cash payments of maintenance margin, and an increase, if any, in the value of the portion of the portfolio being hedged may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the assets being hedged will, in fact, correlate with the price movements in a gold futures contract or an option thereon and thus provide an offset to losses on the futures contract or option.

If the fund has hedged against the possibility of a change in the price of gold adversely affecting the value of its assets and prices move in a direction opposite to that which was anticipated, the fund will probably lose part or all of the benefit of the increased value of the assets hedged because of offsetting losses in its futures positions. In addition, in such a situation, if the fund has insufficient cash, it might have to sell assets to meet daily maintenance margin requirements at a time when it would be disadvantageous to do so. These sales of assets could, but will not necessarily, be at increased prices which reflect the change in the value of gold.

An option on a gold futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a gold futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transactions costs), and there are no daily cash payments to reflect changes in the value of the underlying contract. The value of the option, however, does change daily and that change would be reflected in the net asset value of the fund.

Currency Transactions. The fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates.
 The fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward contracts to purchase or sell currencies. The fund's transactions in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions.

Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio securities positions denominated or quoted in the currency. In hedging specific portfolio positions, the fund may enter into a forward currency contract with respect to either the currency in which the positions are denominated or another currency deemed appropriate by the manager. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.
These contracts are entered into in the interbank market conducted directly between currency traders
(usually large commercial banks) and their customers.
Although such transactions are intended to minimize the risk of loss because of a decline in the value of the hedged currency, at the same time they tend to limit any potential gain, which might result should the value of such currency increase. To assure that the fund's forward currency contracts are not used to achieve investment leverage, the fund will set aside in a segregated account on the fund's books cash or other permissible liquid assets in an amount at all times equal to or exceeding the fund's commitment with respect to these contracts. The fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value at any time of the securities held in its portfolio denominated or quoted in or currently convertible
(such as through exercise of an option or consummation of a forward contract) into that particular currency.

If the fund enters into a transaction hedging or position hedging transaction, it will cover the transaction through one or more of the following methods: (a) ownership of the underlying currency or an option to purchase such currency; (b) ownership of an option to enter into an offsetting forward contract; (c) entering into a forward contract to purchase currency being sold or to sell currency being purchased, provided such covering contract is itself covered by one of these methods unless the covering contract closes out the first contract; or
(d) depositing into a segregated account on the fund's books cash or other permissible liquid assets in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract and not otherwise covered. In the case of transaction hedging, any securities placed in the account must be liquid securities. In any case, if the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the above amount. Hedging transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

At or before the maturity of a forward contract, the fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the fund will obtain, on the same maturity date, the amount of the currency it is obligated to deliver. If the fund retains the portfolio security and engages in an offsetting transaction, the fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent movement has occurred in forward contract prices. Should forward prices decline during the period between the fund's entering into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The cost to the fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss because of a decline in the value of the hedged currency, at the same time they limit any potential gain that might result should the value of the currency increase.

If a devaluation of a currency is generally anticipated, the fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates. The fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended
("Code") for a given year.

Other Practices

In attempting to achieve its investment objective, the fund may employ, among others, the following portfolio strategies:

Repurchase Agreements. The fund may enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the fund and with certain dealers on the Federal Reserve
Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the underlying securities will be monitored on an ongoing basis by the manager to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays in or restrictions upon the fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. The manager reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements in order to evaluate potential risks.

Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations.
The fund may not lend its portfolio securities to Salomon Smith Barney or its affiliates unless it has applied for and received specific authority from the Securities and Exchange Commission ("SEC"). Loans of portfolio securities by the fund will be collateralized by cash, letters of credit or U.S.
government securities which will be maintained at all times in an amount equal to at least 100% of the current market value (determined by marking to market daily) of the loaned securities. From time to time, the fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the fund or with Salomon Smith Barney, and which is acting as a "finder." In lending its securities, the fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. The following conditions must be met whenever the fund's portfolio securities are loaned: (a) the fund must receive at least 100% cash collateral or equivalent securities or letters of credit from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the fund must be able to terminate the loan at any time; (d) the fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the fund's Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the manager to be of good standing and will not be made unless, in the judgment of the manager, the consideration to be gained from such loans would justify the risk.

Short Sales Against the Box. The fund may make short sales of common stock if, at all times when a short position is open, the fund owns the stock or owns preferred stock or debt securities convertible or exchangeable, without payment of further consideration, into the shares of common stock sold short. Short sales of this kind are referred to as short sales "against the box." The broker-dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to the fund.
Arrangements may be made with the broker-dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. The fund will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with its custodian; not more than 10% of the fund's net assets (taken at current value) may be held as collateral for such sales at any one time.

Borrowing. The fund also may borrow for temporary or emergency purposes, but not for leveraging purposes, in an amount up to 10% of its total assets, and may pledge its assets in connection with such borrowings.
Whenever these borrowings exceed 5% of the value of the fund's total assets the fund will not make any additional investments.

RISK FACTORS

General. The fund's investments may be subject to greater risk and market fluctuation than a fund investing in securities representing a broader range of investment alternatives. The composition of the fund's portfolio will vary depending on the determination of the manager of how best to achieve long-term capital appreciation. The fund may invest in debt securities when the manager believes they will enhance the fund's ability to achieve long-term capital appreciation. Because the securities in which the fund invests may involve risks not associated with more traditional investments, an investment in the fund, by itself, should not be considered a balanced investment program. Investors should realize that risk of loss is inherent in the ownership of any securities and that the fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions.

The fund intends to invest at least 65% of its assets in natural resource investments as defined in the Prospectus. As a result of this concentration policy, which is a fundamental policy of the fund, the fund's investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives. Historically, stock prices of companies involved in natural resource-related industries have been volatile.

Foreign Securities. The fund's policy of investing in securities of foreign issuers presents certain risks not present in domestic investments. These risks include those resulting from fluctuations in currency exchange rates, revaluation of currencies, political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. Economic, political and social conditions prevailing in these countries may have a significant effect on the success of the fund. Moreover, securities of many foreign companies may be less liquid and their prices more volatile that those of securities of comparable domestic companies. In addition, the possibility exists in certain foreign countries of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the fund, including the withholding of dividends. Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, expenses relating to foreign custody, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, and the imposition of transfer taxes or transaction charges associated with foreign exchanges.

Because the fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the fund and the unrealized appreciation or depreciation of investments. To protect against uncertainty concerning changes in exchange rates, the fund may enter into forward currency exchange transactions.
Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities.

Securities of Developing Countries. A developing country is generally considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

Lower-Rated Securities. The fund may invest in medium- or low-rated securities and unrated securities of comparable quality (sometimes referred to as junk bonds). Generally, these securities offer a higher current yield than the yield offered by higher-rated securities but involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Medium- and low-rated and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.
Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the fund, with a commensurate effect on the value of the fund's shares. Therefore, an investment in the fund should not be considered as a complete investment program and may not be appropriate for all investors.

While the market values of medium- and lower-rated securities and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, medium- and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk.
Issuers of medium- and lower-rated securities and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and lower-rated securities and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In addition, the markets in which medium- and lower-rated or comparable unrated securities are traded generally are more limited than those in which higher-rated securities are traded. The existence of limited markets for these securities may restrict the availability of securities for the fund to purchase and also may have the effect of limiting the ability of the fund to (a) obtain accurate market quotations for purposes of valuing securities and calculating net asset value and (b) sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The market for some medium- and lower-rated and comparable unrated securities is relatively new and has not fully weathered a major economic recession. Any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

Fixed income securities, including medium- and lower-rated and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the fund. If an issuer exercises these rights during periods of declining interest rates, the fund may have to replace the security with a lower yielding security, resulting in a decreased return to the fund.

Securities which are rated Ba by Moody's or BB by S&P have speculative characteristics with respect to capacity to pay interest and repay principal.
Securities which are rated B generally lack characteristics of the desirable investment and assurance of interest and principal payments over any long period of time may be small.

In light of these risks, the manager, in evaluating the creditworthiness of an issuer, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

INVESTMENT RESTRICTIONS

The fund has adopted the following investment restrictions for the protection of shareholders.
These fundamental policies cannot be changed without approval by the holders of a majority of the outstanding voting securities of the fund, defined as the lesser of (a) 67% of the shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the fund's outstanding shares.

The investment restrictions and policies adopted by the fund prohibit it from:

1. Investing in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2. Issuing "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

3. Investing more than 25% of its total assets in securities, the issuers of which are in the same industry (other than in Natural Resource
Investments as defined in the Prospectus). For purposes of this limitation, U.S. government securities are not considered to be issued by members of any industry.

4. Borrowing money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and
(b), the Portfolio will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

5. Making loans. This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

6. Engaging in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7.  Purchasing or selling real estate, real
estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from: (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies); (d) investing in real estate investment trust securities; or (e) investing in gold bullion and coins or receipts for gold.

In addition to the investment restrictions and policies mentioned above, the fund has voluntarily adopted the following policies and restrictions.
They differ from fundamental investment policies because they may be changed or amended by the Board of Directors without prior notice to or approval of shareholders. Accordingly, the fund is prohibited from:

a. Purchasing any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

b. Purchasing restricted securities, illiquid securities or other securities which are not readily marketable if more than 15% of the total assets of the fund would be invested in such securities. For purposes of this limitation, (i) repurchase agreements providing for settlement in more than seven days after notice by the fund and (ii) time deposits maturing in more than seven calendar days shall be considered illiquid securities.

c. Purchasing any security if as a result the fund would then have more than 5% of its total assets (taken at current value) invested in securities of issuers which directly or through a parent or affiliated company have had ongoing operations for fewer than three years. For purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets.

d.  Making investments for the purpose of
exercising control or management.

e. Investing in warrants (other than warrants acquired by the fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the fund's net assets, of which not more than 2% of the fund's net assets may be invested in warrants not listed on a recognized domestic or foreign stock exchange to the extent permitted by applicable state securities laws.

f. Engaging in the purchase or sale of put, call, straddle or spread options or in the writing of such options other than (i) purchasing and writing put and call options on securities and stock indexes, (ii) entering into closing purchase transactions with respect to such options, (iii) purchasing put and call options on gold, purchasing gold futures contracts and writing covered call options on gold, or (iv) upon 60 days' notice given to its shareholders, (1) writing put and other call options on gold or (2) entering into other hedging transactions involving futures contracts and related options, including gold futures contracts.

Certain restrictions listed above permit the fund without shareholder approval to engage in investment practices that the fund does not currently pursue.
 The fund has no present intention of altering its current investment practices as otherwise described in the Prospectus and this SAI and any future change in those practices would require Board approval and appropriate disclosure to investors. If any percentage limitation is complied with at the time of an investment, a later increase or decrease resulting from a change in values or assets will not constitute a violation of that limitation.

PORTFOLIO TURNOVER

While the fund does not intend to trade in securities for short-term profits, securities may be sold without regard to the length of time they have been held by the fund when warranted by the circumstances.
 The fund cannot accurately predict its annual rate of portfolio turnover (that is, the lesser of purchases or sales of portfolio securities for the year divided by the monthly average value of portfolio securities for the year); however, it is anticipated that the annual turnover rate generally will not exceed 100%. Under certain market conditions, the fund may experience increased portfolio turnover as a result of its options activities. For instance, the exercise of a substantial number of options on stock indexes written by the fund (because of appreciation of the underlying index in the case of call options or depreciation of the underlying index in the case of put options) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% would occur, for example, if all the securities in the fund's portfolio were replaced once during a period of one year. Securities with remaining maturities of one year or less on the date of acquisition are excluded from the calculation. The portfolio turnover rates for the 1997, 1998 and 1999 fiscal years were 101%, 151% and 133% respectively.

PORTFOLIO TRANSACTIONS

Most of the purchases and sales of securities for the fund, whether transacted on a securities exchange or over-the-counter, will be effected in the primary trading market for the securities. The primary trading market for a given security generally is located in the country in which the issuer has its principal office. Decisions to buy and sell securities for the fund are made by the manager, which also is responsible for placing these transactions, subject to the overall review of the Board of Directors. Although investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the type the fund may make also may be made by those other accounts. When the fund and one or more other accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained or disposed of by the fund.

Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On many foreign exchanges, commissions generally are fixed. There is generally no stated commission in the case of securities traded on domestic or foreign over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. For the 1997, 1998 and 1999 fiscal years, the fund paid $702,508, $618,393 and $409,635, respectively, in brokerage commissions.

In selecting brokers or dealers to execute portfolio transactions on behalf of the fund, the manager seeks the best overall terms available. In assessing the best overall terms available for any transaction, the manager will consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Investment Management Agreement authorizes the manager in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the fund and/or other accounts over which the manager or its affiliates exercise investment discretion.

The fund's Board of Directors periodically will review the commissions paid by the fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the fund. It is possible that certain of the services received will primarily benefit one or more accounts for which the manager or its affiliates exercise investment discretion. Conversely, the fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. The fee under the Investment
Management Agreement is not reduced by reason of the receipt by the manager of such brokerage and research services.

The fund's Board of Directors has determined that any portfolio transactions for the fund may be executed through Salomon Smith Barney or an affiliate of Salomon Smith Barney if, in the judgment of the manager, the use of Salomon Smith Barney is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Salomon Smith Barney charges the fund a commission rate consistent with those charged by Salomon Smith Barney to comparable unaffiliated customers in similar transactions. Similarly, the fund may execute portfolio transactions in gold futures through an affiliated broker if comparable conditions are satisfied, including that the fund is charged commissions consistent with those charged for comparable transactions in comparable accounts of the broker's most favored unaffiliated clients. In addition, under rules adopted by the SEC, Salomon
Smith Barney may directly execute such transactions for the fund on the floor of any national securities exchange, provided (a) the Board of Directors has expressly authorized Salomon Smith Barney to effect such transactions and (b) Salomon Smith Barney annually advises the fund of the aggregate compensation it earned on such transactions. Salomon
Smith Barney will not participate in commissions from brokerage given by the fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. For the 1997, 1998 and 1999 fiscal years, the fund paid $9,000, $14,131 and $23,658, respectively, in brokerage commissions to Salomon
Smith Barney.

The fund will not purchase any security, including
U.S. government securities, during the existence of any underwriting or selling group relating thereto of which Salomon Smith Barney is a member, except to the extent permitted by regulations adopted by the SEC.

PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase. See the Prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:



Amount of
Investment

Sales Charge
as a %
of
Transaction

Sales Charge
as a %
of Amount
Invested
Dealers'
Reallowance
as %
Of Offering
Price
Less than
$25,000
5.00
5.26
4.50
$ 25,000 -
49,999
4.00
4.17
3.60
50,000 - 99,999
3.50
3.63
3.15
100,000 -
249,999
3.00
3.09
2.70
250,000 -
499,999
2.00
2.04
1.80
500,000 and
over
*
*
*

*	Purchases of Class A shares of $500,000 or
more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class
A shares is payable to Salomon Smith Barney, which compensates Salomon Smith Barney
Financial Consultants and other dealers whose clients make purchases of $500,000 or more.
The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class
L shares is waived. See "Deferred Sales
Charge Alternatives" and "Waivers of Deferred
Sales Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See
"Deferred Sales Charge Provisions" below.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Until June 22, 2001 purchases of Class L shares by investors who were holders of Class C shares of the fund on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).

General

Investors may purchase shares from a Salomon Smith
Barney Financial Consultant or a broker that clears through Salomon Smith Barney ("Dealer
Representative"). In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class B, Class L or
Class Y shares.  Salomon Smith Barney and Dealer
Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at PFPC
Global Fund Services ("sub-transfer agent") are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in the fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the fund is $25. For shareholders purchasing shares of the fund through the Systematic
Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic
Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup Inc. ("Citigroup") and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit
Investment Trust ("UIT") sponsored by Salomon Smith
Barney, and Directors/Trustees of any of the Smith
Barney Mutual Funds, and their spouses and children.
The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent.
Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.

Purchase orders received by the fund or a Salomon
Smith Barney Financial Consultant prior to the close of regular trading on the New York Stock Exchange
("NYSE"), on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date'').
 Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon
Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic
Investment Plan.  Under the Systematic Investment
Plan, Salomon Smith Barney or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or the sub-transfer agent. The Systematic Investment
Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith Barney Financial
Consultant or a Dealer Representative.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to
(i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase;
(b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney
Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial
Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney
Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k)
Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from a UIT sponsored by Salomon Smith
Barney; and (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by ''any person'' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of most other Smith
Barney Mutual Funds that are offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares.  A Letter of
Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other Smith Barney
Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date. Please contact a Salomon Smith Barney
Financial Consultant or the Transfer Agent to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares.  A Letter of
Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith
Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's
Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon Smith
Barney Financial Consultant or the Transfer Agent for further information.

Deferred Sales Charge Provisions

"Deferred sales charge shares" are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred sales charge shares that are redeemed will not be subject to a deferred sales charge to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are deferred sales charge shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are deferred sales charge shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith
Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k)
Program, as described below. See ''Purchase of Shares-Smith Barney 401(k) and ExecChoiceTM
Programs.''


Year Since Purchase Payment Was Made

Deferred Sales Charge

First

5.00%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend
Shares (Class B shares that were acquired through the reinvestment of dividends and distributions) owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

In determining the applicability of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that deferred sales charge shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith
Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For
Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased
100 Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem
$500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60).
Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges (see ''Exchange Privilege''); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see
''Automatic Cash Withdrawal Plan'') (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age
591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual
Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney 401(k) and ExecChoiceTM Programs

Investors may be eligible to participate in the Smith
Barney 401(k) Program or the Smith Barney ExecChoiceTM
Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating (''Participating Plans'') in these programs.

The fund offers to Participating Plans Class A and
Class L shares as investment alternatives under the Smith Barney 401(k) and ExecChoiceTM Programs. Class
A and Class L shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class L shares acquired by other investors; however, they are not subject to any initial sales charge or deferred sales charge. Once a Participating Plan has made an initial investment in the fund, all of its subsequent investments in the fund must be in the same Class of shares, except as otherwise described below.

Class A Shares. Class A shares of the fund are offered without any sales charge or deferred sales charge to any Participating Plan that purchases
$1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

Class L Shares. Class L shares of the fund are offered without any sales charge or deferred sales charge to any Participating Plan that purchases less than $1,000,000 of Class L shares of one or more funds of the Smith Barney Mutual Funds.

401(k) and ExecChoiceTM Plans Opened On or After June
21, 1996. If, at the end of the fifth year after the date the Participating Plan enrolled in the Smith
Barney 401(k) Program or the Smith Barney ExecChoiceTM
Program, a Participating Plan's total Class L and
Class O holdings in all non-money market Smith Barney
Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. For Participating Plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened. Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five-year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if a Participating
Plan's total Class L holdings in all non-money market
Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class L and Class O shares for Class A shares of the fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any Participating Plan in the Smith Barney 401(k) or the Smith Barney ExecChoiceTM Programs, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund, regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program. Such
Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date.
Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class L shares of the fund, but instead may acquire Class A shares of the fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating Plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial
Consultant.

EXCHANGE PRIVILEGE

Shares of each Class of the fund may be exchanged for shares of the same Class of certain Smith Barney
Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence.
Exchanges of Class A, Class B and Class L shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

Class B Exchanges. If a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher deferred sales charge than that imposed by the fund, the exchanged
Class B shares will be subject to the higher applicable deferred sales charge. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

Class L Exchanges.  Upon an exchange, the new Class
L shares will be deemed to have been purchased on the same date as the Class L shares of the fund that have been exchanged.

Class A and Class Y Exchanges. Class A and Class Y shareholders of the fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposition of any charge.

Additional Information Regarding the Exchange
Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least
15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Certain shareholders may be able to exchange shares by telephone. See ''Redemption of Shares-Telephone
Redemptions and Exchange Program.'' Exchanges will be processed at the net asset value next determined.
Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. An exchange involves a taxable redemption of shares, subject to the tax treatment described in "Dividend, Distributions and Taxes" above, followed by a purchase of shares of a different fund. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES

The fund is required to redeem the shares of the fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable deferred sales charge. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith
Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith
Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds.
Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days.

Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Salomon Smith Barney Financial Consultant. Shares other than those held by Salomon Smith Barney as custodian may be redeemed through an investor's
Financial Consultant, Dealer Representative or by submitting a written request for redemption to:

Smith Barney Sector Series Inc.
Natural Resources Fund
Class A, B, L or Y (please specify)
c/o PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699

A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed,
(b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange.
Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period.
Redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

Automatic Cash Withdrawal Plan. The fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between Classes of a fund. Any applicable deferred sales charge will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the deferred sales charge at the time the withdrawal plan commences.
(With respect to withdrawal plans in effect prior to November 7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the deferred sales charge.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Salomon Smith Barney Financial Consultant or your Dealer Representative or the transfer agent.

An automatic cash withdrawal plan (the "Withdrawal
Plan") is available to shareholders who own shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable deferred sales charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences.) To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the fund, there will be a reduction in the value of the shareholder's investment, and continued withdrawal payments will reduce the shareholder's investment and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholder in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund. For additional information, shareholders should contact a Salomon
Smith Barney Financial Consultant. Withdrawal Plans should be set up with a Salomon Smith Barney
Financial Consultant. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawals. For additional information, shareholders should contact a Salomon
Smith Barney Financial Consultant.

Telephone Redemption and Exchange Program.
Shareholders who do not have a brokerage account may be eligible to redeem and exchange shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the transfer agent at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization
Form, along with a signature guarantee, that will be provided by the transfer agent upon request.
(Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in a fund.)

Redemptions.   Redemption requests of up to $10,000
of any class or classes of shares of a fund may be made by eligible shareholders by calling the transfer agent at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve
System or have a correspondent relationship with a member bank. The fund reserves the right to charge shareholders a nominal fee for each wire redemption.
 Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire
Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged.
Such exchange requests may be made by calling the transfer agent at 1-800-451-2010 between 9:00 a.m.
and 4:00 p.m. (Eastern time) on any day on which the NYSE is open.

Additional Information Regarding Telephone Redemption
and Exchange Program.   Neither the fund nor its
agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

Distributions in Kind. If the fund's Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the fund to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. The fund's policy is to distribute its net investment income (that is, its income other than its net realized capital gains) and net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of the next year.

If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or deferred sales charge. In order to avoid the application of a federal 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the fund may make an additional distribution shortly before or shortly after December 31 in each year of any undistributed ordinary income or capital gains and expects to pay any additional dividends and distributions necessary to avoid the application of this tax. For federal income tax purposes, dividends declared by the fund in October, November or December as of a record date in such a month and which are actually paid in January of the following year will be treated as if they were paid on December 31. These dividends will be taxable to shareholders as if actually received on December 31 rather than in the year in which shareholders actually receive the dividends.

Taxes

The per share dividends on Class B and Class L shares of the fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class L shares. The per share dividends on Class A shares of the fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class L and Class Y shares.

The following is a summary of selected Federal income tax considerations that may affect the fund and its shareholders. In addition to the considerations described below, there may be other federal, state, local or foreign tax applications to consider. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the fund.

General. The fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Provided that the fund (a) is a regulated investment company and (b) distributes at least 90% of its net investment income
(including for this purpose, any excess of its net short-term capital gain over its net long-term capital loss ) for a taxable year, the fund will not be liable for Federal income taxes to the extent its net investment income and its net realized long- and short-term capital gains, if any, are distributed to its shareholders in compliance with the Code's timing and other requirements. One of several requirements for qualification is that the fund receives at least
90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to the fund's investments in stock, securities and foreign currencies. Income from investments in gold bullion, gold coins and possibly futures or options contracts related to gold will not qualify as permitted gross income for purposes of the 90% test. Therefore, the fund intends to restrict its investment in gold bullion, gold coins and possibly futures or options contracts related to gold to the extent necessary to meet the 90% test. Gains from foreign currencies or related forward contracts, if any, that are not directly related to the fund's principal business of investing in stock or securities (or options or futures with respect to stock or securities) might be excluded by regulations from permitted gross income for purposes of the 90% test.

Taxation of the Fund's Investments. Gain or loss on the sale of securities by the fund generally will be long-term capital gain or loss if the fund has held the securities for more than one year, except for certain currency gains or losses, as described below.
 Gain or loss on sales of securities held for not more than one year will be short-term. If the fund acquires a debt security at a substantial market discount, a portion of any gain upon the sale or redemption will be taxed as ordinary income, rather than capital gain, to the extent it reflects accrued market discount not previously included in the fund's income.

Dividends or other income (including, in some cases, capital gains) received by the fund from sources within foreign countries may be subject to withholding and other taxes imposed by such foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Under the Code, gains or losses attributable to foreign currency forward contracts, or to fluctuations in exchange rates between the time the fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

If the fund purchases shares in certain foreign investment entities, referred to as "passive foreign investment companies," the fund itself may be subject to U.S. federal income tax and an additional charge in the nature of interest on a portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is distributed by the fund to its shareholders in a manner that satisfies the requirements described above. If the fund were able and elected to treat a passive foreign investment company as a "qualified electing fund," in lieu of the treatment described above, the fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements described above, the fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not actually received by the fund. The fund generally should be able to make an alternative election to mark these investments to market annually, resulting in the recognition of ordinary income (rather than capital gain) or ordinary loss, subject to limitations on the ability to use any such loss.

The fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark to market, constructive sale or other rules applicable to passive foreign investment companies or partnerships in which the fund invests or to certain options, futures, forward contracts, or "appreciated financial positions" or (2) the inability to obtain cash distributions or other amounts because of currency controls or restrictions on repatriation imposed by a foreign country with respect to the fund's investments in issuers in such country or (3) tax rules applicable to debt obligations acquired with "original issue discount," including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. The fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling portfolio securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses.

Options, Futures and Currency Forward Transactions.
 The tax consequences of options, futures and forward transactions entered into by the fund will vary depending on the nature of the underlying security or currency and whether the "straddle" rules, discussed separately below, apply to the transaction.

If the fund purchases a put or call option on an equity security, convertible debt security or gold
(provided that the option on gold is not a "Section
1256 contract", as described below) and such a put or call option expires unexercised, the fund will realize a capital loss equal to the cost of the option. If the fund enters into a closing sale transaction with respect to the option, it will realize a capital gain or loss (depending on whether the proceeds from the closing transaction are greater or less than the cost of the option). The gain or loss will be short-term or long-term depending on the fund's holding period for the option. If the fund exercises such a put option, it will realize a short-term capital gain or loss (long-term if the fund holds the underlying security or gold for more than one year before it purchases the put) from the sale of the underlying security or gold measured by the sales proceeds decreased by the premium paid and the fund's tax basis in the underlying security or gold.
 No gain or loss will be recognized by the fund if it exercises a call option.

The fund may write a covered call option on the securities and gold described above. If the option expires unexercised, or if the fund enters into a closing purchase transaction, the fund will realize a gain or loss without regard to any unrealized gain or loss on the underlying security or gold.
Generally, any such gain or loss will be short-term capital gain or loss. If a call option written by the fund is exercised, the fund will treat the premium received for writing such call option as additional sales proceeds and will recognize a capital gain or loss from the sale of the underlying security or gold. Whether the gain or loss will be long-term or short-term will depend on the fund's holding period for the underlying security or gold.

The Code imposes a special "mark-to-market" system for taxing "section 1256 contracts" including certain listed options on nonconvertible debt securities
(including U.S. government securities or other listed nonequity options), options on certain stock indexes, regulated futures contracts and certain foreign currency contracts. In general, gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized (by a closing transaction, by exercise, by taking or making delivery or by other termination). In addition, any section 1256 contracts held at the end of a taxable year will be treated as sold at their year-end fair market value (that is, marked to the market), and the resulting gain or loss will be recognized for tax purposes. Provided section 1256 contracts are held as capital assets and are not part of a straddle, both the realized and mark-to-market year-end gain or loss from these investment positions (including premiums on listed, nonequity options that expire unexercised) will be treated as 60% long-term and 40% short-term capital gain or loss, regardless of the period of time particular positions are actually held by the fund (except that gain or loss with respect to foreign currency forward contracts will generally be treated as ordinary income or loss). Constructive sale rules may also require the recognition of gains
(but not losses) if the fund engages in short sales or certain other transactions.

Straddles. While the mark-to-market system is limited to section 1256 contracts, the Code contains other rules applicable to transactions which create positions which offset positions in section 1256 or other investment contracts or securities
("straddles").  Straddles are defined to include
"offsetting positions" in actively traded personal property. In general, investment positions may be "offsetting" if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. Under current law, it is not clear under certain circumstances whether one investment made by the fund, such as an option contract, would be treated as offsetting another investment also held by the fund, and, therefore, whether the fund would be treated as having entered into a straddle. Also, options, futures, forward currency contracts and other positions entered into by the fund may result in the creation of straddles for Federal income tax purposes.

If two (or more) positions constitute a straddle, a realized loss from one position (including a mark-to-market loss) must be deferred to the extent of unrecognized gain in an offsetting position. Also, the holding period rules described above may be modified to recharacterize long-term gain as short-term gain, or to recharacterize short-term loss as long-term loss, in connection with certain straddle transactions. Furthermore, interest and other carrying charges allocable to personal property that is part of a straddle must be capitalized. In addition, "wash sale" rules apply to straddle transactions to prevent the recognition of loss from the sale of a position at a loss where a new offsetting position is or has been acquired within a prescribed period.

If the fund chooses to identify particular offsetting positions as being components of a straddle, a realized loss will be recognized, but only upon the liquidation of all of the components of the identified straddle. Special rules apply to the treatment of "mixed" straddles (that is, straddles consisting of a section 1256 contract and an offsetting position that is not a section 1256 contract). If the fund makes certain elections, the section 1256 contract components of such straddles will not be subject to the "60/40%" and/or mark-to-market rules. If any such election is made, the amount, the nature (as long or short-term) and the timing of the recognition of the fund's gains or losses from the affected straddle positions will be determined under rules that will vary according to the type of election made. The effect of the straddle rules and the other rules described above may be to change the amount, timing and character of the fund's income, gains and losses and, therefore, its distributions.

Statements as to the tax status of each shareholder's dividends and distributions are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the close of the fund's taxable year as to the Federal income tax status of his or her dividends and distributions which were received from the fund during the fund's taxable year. Shareholders should consult their tax advisors regarding specific questions as to the Federal and local tax consequences of investing in the fund.

Taxation of Shareholders. Dividends paid from net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, regardless of how long shareholders have held their fund shares and whether such dividends and distributions are received in cash or reinvested in additional fund shares. Distributions of net long-term capital gains are taxable to shareholders as long-term capital gains, regardless of how long shareholders have held fund shares and whether such distributions are received in cash or reinvested in additional fund shares. Some of the fund's dividends declared from net investment income and attributable to qualifying dividends received by the fund from domestic corporations may qualify for the Federal dividends-received deduction for corporations.

The portion of the dividends received from the fund which qualifies for the dividends-received deduction for corporations will be reduced to the extent the fund holds dividend-paying stock for less than 46 days (91 days for certain preferred stocks). The fund's holding period requirement must be satisfied separately for each dividend during a prescribed period before and after the ex-dividend date and will not include any period during which the fund has reduced its risk of loss from holding the stock by purchasing an option to sell, granting an option to buy, or entering into a short sale of substantially identical stock or securities, such as securities convertible into the stock. The holding period for stock may also be reduced if the fund diminishes its risk of loss by holding one or more positions in substantially similar or related properties.
Dividends-received deductions will be allowed only with respect to shares for which a corporate shareholder satisfies the same holding period rules applicable to the fund. Receipt of dividends that qualify for the dividends received deduction may increase a corporate shareholder's liability, if any, for the alternative minimum tax. Such a shareholder should also consult its tax adviser regarding the possibility that its federal tax basis in its fund shares may be reduced by the receipt of "extraordinary dividends" from the fund and, to the extent such basis would be reduced below zero, current recognition of income would be required.

If the fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends must be included in the fund's gross income as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

If a shareholder (a) incurs a sales charge in acquiring shares of the fund, (b) disposes of those shares within 90 days and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right
(e.g., an exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule would apply to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Investors considering buying shares of the fund on or just prior to a record date for a taxable-dividend or capital gain distribution should be aware that any such payment will be a taxable dividend or distribution payment even though it may represent in large part a return of invested capital.

Share Redemptions. As a general rule, a shareholder who is not a dealer in securities and who redeems or exchanges his or her shares will recognize long-term capital gain or loss if the shares have been held for more than one year, and will recognize short-term capital gain or loss if the shares have been held for one year or less, provided in each case that the transaction is properly treated as a sale rather than a dividend for tax purposes. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to shares of the fund, and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange will be treated as a long-term capital loss to the extent of the distribution.

Additionally, any loss realized on a redemption or exchange of fund shares will be disallowed to the extent the shares disposed of are replaced with other shares of the fund within a period of 61 days beginning 30 days before and ending 30 days after such disposition, such as pursuant to reinvestment of dividends in fund shares.

Backup Withholding. If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 31% "backup withholding tax" with respect to (a) dividends and distributions and (b) any proceeds of any redemption of fund shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's Federal income tax liability.
Distributions to nonresident aliens and foreign entities may also be subject to other withholding taxes.

PERFORMANCE INFORMATION

From time to time the fund may advertise its total return and average annual total return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L and Class Y shares of the fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

From time to time, the Company may quote a fund's yield or total return in advertisements or in reports and other communications to shareholders. The
Company may include comparative performance information in advertising or marketing the fund's shares. Such performance information may include the following industry and financial publications-
Barron's, Business Week, CDA Investment Technologies,
Inc., Changing Times, Forbes, Fortune, Institutional
Investor, Investors Daily, Money, Morningstar Mutual
Fund Values, The New York Times, USA Today and The
Wall Street Journal. To the extent any advertisement or sales literature of the fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.


Average Annual Total Return. "Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P (1+T)n = ERV

Where:	P	=	a hypothetical
initial payment of $1,000.
T	=	average annual total
return.
n 	=	number of years.
ERV 	=	Ending Redeemable
Value of a
hypothetical $1,000
investment made at
the beginning of the
1-, 5- or 10-year
period at the end of
the 1-, 5- or 10-year
period (or fractional
portion thereof),
assuming reinvestment
of all dividends and
distributions.

Class A's average annual total return was as follows for the periods indicated:

	 13.83% for the one-year period ended October
31, 1999.
	(2.11)% per annum during the five-year period ended October 31, 1999.
	   1.54% per annum during the ten-year period ended October 31, 1999.
   2.40% per annum for the period from
commencement of operations (November 24, 1986) through October 31, 1999.

Class B's average annual total return was as follows for the periods indicated:

	 13.44% for the one-year period ended October
31, 1999.
	(2.71)% per annum during the five-year period ended October 31, 1999.
   4.72% per annum for the period from
commencement of operations (November 6, 1992) through October 31, 1999.

Class L's average annual total return was as follows for the periods indicated:

	 13.54% for the one-year period ended October
31, 1999.
(2.19)% per annum for the period from
commencement of operations (November 7, 1994) through October 31, 1999.

Average annual total return figures calculated in accordance with the above formula assume that the maximum 5.00% sales charge or maximum applicable deferred sales charge, as the case may be, has been deducted from the hypothetical investment. If the maximum 5.00% sales charge had not been deducted at the time of purchase, Class A's average annual total return for the same periods would have been 8.15%, (3.11)%, 1.02% and 1.99%, respectively. If the maximum deferred sales charge had not been deducted at the time of purchase, Class B's average annual total return for the same periods would have been 8.44%, (2.90)% and 4.72%, respectively. If the maximum deferred sales charge had not been deducted at the time of purchase, Class L's average annual total return for the same periods would have been 11.42% and (2.38)%, respectively.

Aggregate Total Return. Aggregate total return figures represent the cumulative change in the value of an investment in the fund for the specified period and are computed by the following formula:

ERV-P
P

Where:	P	=	a
hypothetical initial payment of $10,000.
ERV 	=	Ending
Redeemable Value
of a
hypothetical
$10,000
investment made
at the beginning
of the 1-, 5- or
10-year period
at the end of
the 1-, 5- or
10- year period
(or fractional
portion
thereof),
assuming
reinvestment of
all dividends
and
distributions.

Class A's aggregate total return was as follows for the periods indicated:

	     8.15% for the one-year period ended
October 31, 1999.
	(14.60)% for the five-year period ended October
31, 1999.
	   10.68% for the ten-year period ended October
31, 1999.
	   29.08% for the period from commencement of operations (November 24, 1986) through
	October 31, 1999.

Class B's aggregate total return was as follows for the periods indicated:

     8.44% for the one-year period ended
October 31,1999.
	(13.69)% for the five-year period ended October
31, 1999.
   38.04% per annum from commencement of
operations (November 6, 1992) through
	October 31,1999.

Class L's aggregate total return was as follows for the period indicated:

	   11.42% for the one-year period ended October
31,1999.
	(11.33)% for the period from commencement of operations (November 7, 1994) through
	October 31,1999.

Class A aggregate total return figures assume the maximum 5.00% sales charge has not been deducted from the investment at the time of purchase. If the maximum 5.00% sales charge had been deducted at the time of purchase, Class A's aggregate total return for the same periods would have been 13.83%, (10.10)%, 16.49% and 35.87%, respectively.

Class B aggregate total return figures assume the maximum applicable deferred sales charge has not been deducted from the investment at the time of purchase.
 If the maximum 5.00% deferred sales charge had been deducted at the time of purchase, Class B's aggregate total return for the same periods would have been 13.44%, (12.83)% and 38.04%, respectively.

Class L aggregate total return figures assume the maximum applicable deferred sales charge has not been deducted from the investment at the time of purchase.
 If the maximum 1% deferred sales charge had been deducted at the time of purchase, Class L's aggregate total return for the same periods would have been 13.54% and (10.43)%, respectively.

Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Class' performance with that of other mutual funds should give consideration to the quality and maturity of the portfolio securities.

It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance.

DETERMINATION OF NET ASSET VALUE

Each Class' net asset value per share is calculated on each day, Monday through Friday, except on days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin
Luther King, Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas, and on the preceding
Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.
 Because of the differences in distribution fees and class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the fund in valuing its assets.

Generally, the fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Board of Directors. A security that is primarily traded on a domestic or foreign exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the mean between the bid and asked price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Directors or its delegates.

Over-the-counter securities and securities listed or traded on certain foreign exchanges whose operations are similar to the United States over-the-counter market for which no sale was reported on that date are valued at the mean between the bid and asked price. If market quotations for those securities are not readily available, they are valued at fair value, as determined in good faith by the fund's Board of Directors. An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.

U.S. government securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the fund's Board of Directors.

Short-term investments maturing in 60 days or less are valued at amortized cost whenever the Board of Directors determines that amortized cost reflects fair value of those investments. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

All other securities and other assets of the fund will be valued at fair value as determined in good faith by the Board of Directors.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Manager.  SSB Citi (formerly known as SSBC Fund
Management Inc.) serves as investment manager to the fund pursuant to an investment management agreement
(the "Investment Management Agreement") with the fund which was approved by the board of directors, including a majority of directors who are not "interested persons" of the fund or the manager. The manager is a wholly owned subsidiary of Salomon Smith
Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup. Subject to the supervision and direction of the fund's board of directors, the manager manages the fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund. The manager pays the salary of any officer and employee who is employed by both it and the fund. The manager bears all expenses in connection with the performance of its services. SSB
Citi (through its predecessor entities) has been in the investment counseling business since 1968 and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of December 31, 1999 in excess of $183 billion.

Subject to the supervision and direction of the fund's Board of Directors, the manager manages the fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, employs professional portfolio managers and securities analysts who provide research services to the fund and oversees all aspects of the fund's administration.

As compensation for investment advisory services provided pursuant the Investment Management
Agreement, the fund pays the manager a fee computed daily and paid monthly at the annual rate of 0.75% of the value of the fund's average daily net assets.
For the fiscal years ended October 31, 1997, 1998 and 1999, the fund paid the manager $1,012,447, $607,349, and $400,065 respectively, in investment advisory fees.

The manager pays the salary of any officer and employee who is employed by both it and the fund. The services provided by the manager under the Investment
Management Agreement are described in the prospectus under "Management." The manager bears all expenses in connection with the performance of its services. The fund bears expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Directors who are not officers, Directors, shareholders or employees of Salomon Smith Barney or the manager; SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; and costs of preparation and printing of prospectuses for regulatory purposes and for distribution to existing shareholders, cost of shareholders' reports and shareholder meetings and meetings of the officers or Board of Directors of the fund.

Counsel. Willkie Farr & Gallagher serves as counsel to the fund. The Independent Directors of the fund have selected Stroock & Stroock & Lavan LLP, as their counsel.

Auditors.  KPMG LLP, independent auditors, 345 Park
Avenue, New York, New York 10154, serve as auditors of the fund and render an opinion on the fund's financial statements annually.

Custodian. The Chase Manhattan Bank, N.A. ("Chase" or "Custodian"), located at 4 Chase MetroTech Center,
Brooklyn, New York 11245, serves as the fund's custodian. Under its agreement with the fund, Chase holds the fund's portfolio securities and keeps all necessary accounts and records. For its services, Chase receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. The assets of the fund are held under bank custodianship in compliance with the 1940 Act. Chase is authorized to establish separate accounts in foreign securities owned by the fund to be held with foreign branches of other domestic banks as well as with certain foreign banks and securities depositories.

Transfer Agent. Smith Barney Private Trust Company, located at 388 Greenwich Street, New York, NY 10013 serves as the transfer agent and shareholder services agent of the Fund.

Sub-Transfer Agent. PFPC Global Fund Services, located at P.O. Box 9699, Providence, RI 02940-9699, serves as the Fund's sub-transfer agent to render certain shareholder record keeping and accounting services functions.

Distributor.  CFBDS, Inc., located at 20 Milk Street,
Boston, Massachusetts 02109-5408 serves as the fund's distributor pursuant to a written agreement dated
October 8, 1998 (the "Distribution Agreement") which was approved by the fund's Board of Directors, including a majority of the Independent Directors on July 15, 1998. Prior to the merger of Travelers
Group, Inc. and Citicorp Inc. on October 8, 1998,
Salomon Smith Barney served as the fund's distributor. For the fiscal year ended October 31, 1997, Salomon Smith Barney, received $115,000 in sales charges from the sale of Class A shares, and did not reallow any portion thereof to dealers. For the period November 1, 1997 through October 8, 1998 the aggregate dollar amount of commission on Class A shares was $26,000, all of which was paid to Salomon
Smith Barney.  For the period October 8, 1998 through
October 31, 1998 the aggregate dollar amount of commission on Class A shares was $1,000, $900 of which was paid to Salomon Smith Barney. For the fiscal year ended October 31, 1999, Salomon Smith
Barney received $47,000 in sales charges from the sale of Class A shares. For the period June 12, 1998 through October 7, 1998 the aggregate dollar amount of commissions on Class L shares was $2,000, all of which was paid to Salomon Smith Barney. For the period October 8, 1998 through October 31, 1998 the aggregate dollar amount of commissions on Class L shares was $0. For the fiscal year ended October 31, 1999, Salomon Smith Barney received $2,000 in sales chareges from the sale of Class L shares. For the fiscal year ended October 31, 1999, Salomon Smith
Barney or its predecessor received from shareholders
$1,000 in deferred sales charges on the redemption of Class A shares. For the fiscal years ended October
31, 1997, 1998 and 1999, Salomon Smith Barney or its predecessor received from shareholders $193,000,
$242,000 and $86,000, respectively, in deferred sales charges on the redemption of Class B shares. For the fiscal years ended October 31, 1997, 1998 and 1999,
Salomon Smith Barney or its predecessor received from shareholders $8,000, $1,000 and $0, respectively, in deferred sales charges on the redemption of Class L shares.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The fund's Board of Directors has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Management and Distribution Agreements for continuance.

Distribution Arrangements.  To compensate Salomon
Smith Barney for the service it provides and for the expenses it bears, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule
12b-1 under the 1940 Act. Under the Plan, the fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets attributable to the Class A, Class B and Class
L shares.  In addition, the fund pays Salomon Smith
Barney a distribution fee with respect to Class B and Class L shares primarily intended to compensate
Salomon Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of the fund's average net assets attributable to the shares of the respective Class.





The following service and distribution fees were incurred pursuant to a Distribution Plan during the periods indicated:




Distribution Plan Fees





Fiscal Year
Ended
10/31/99

Fiscal Year
Ended 10/31/98

Fiscal Year
Ended
10/31/97

Class A

$  59,530

$  82,238

$131,379

Class B

$264,691

$438,557

$750,082

Class L*

$  30,613

$  42,290

$  75,921

* Class L shares were called Class C shares until June 12, 1998.

For the fiscal year ended October 31, 1999, Salomon
Smith Barney incurred distribution expenses totaling
$46,285 consisting of $1,864 for advertising, $588 for printing and mailing of prospectuses, $25,695 for support services, $17,017 to Salomon Smith Barney
Financial Consultants, and $ 1,121 in accruals for interest on the excess of Salomon Smith Barney expenses incurred in distributing the fund's shares over the sum of the distribution fees and deferred sales charge received by Salomon Smith Barney from the fund.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Independent Directors. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments of the Plan also must be approved by the Directors and Independent Directors in the manner described above. The Plan may be terminated with respect to a Class of the fund at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan, Salomon Smith Barney will provide the fund's Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

OTHER INFORMATION ABOUT THE COMPANY

General. The Company was incorporated under the laws of the State of Maryland on July 16, 1986 under the name Shearson Lehman Precious Metals and Minerals
Fund Inc. As the name of its sponsor has changed, the Company's name has been changed, December 19, 1995, to Smith Barney Precious Metals and Minerals
Fund Inc. and Smith Barney Natural Resources Fund
Inc., respectively. On November 29, 1999, the Board of Directors voted to amend the Charter of the Company to change its name to Smith Barney Sector
Series Inc., with Natural Resources Fund, Financial
Services Fund, Health Sciences Fund and Technology
Fund each classified as a series of the Company.  The
Company is registered with the SEC as a diversified, open-end management investment company.

The fund offers shares of common stock currently classified into four Classes, A, B, L and Y, with a par value of $.001 per share. Each Class of shares has the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The
Company's Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Directors, on an ongoing basis, will consider whether any such conflict exists and, if it does, take appropriate action.

Voting. The Company does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Company's outstanding shares and the Company will assist shareholders in calling such a meeting as required by the 1940 Act.
When matters are submitted for shareholder vote, shareholders of each class will have one vote for each full share owned and a proportionate fractional vote for any fractional share held of that class.
Generally, shares of the Company will be voted on a Company-wide basis on all matters except matters affecting only the interests of one or more funds or classes of a fund.

Minimum Account Size. The fund reserves the right to involuntarily liquidate any shareholder's account in the fund if the aggregate net asset value of the shares held in the fund account is less than $500.
(If a shareholder has more than one account in the fund, each account must satisfy the minimum account size.) The fund, however, will not redeem shares based solely on market reductions in net asset value.
Before the fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

Annual and Semi-annual Reports. The fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the fund at the end of the period covered. In an effort to reduce the fund's printing and mailing costs, the fund consolidates the mailing of its semi-annual and annual reports by household.
This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the fund also consolidates the mailing of its prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-
Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon Smith Barney Financial
Consultant or the Transfer Agent.

FINANCIAL STATEMENTS

The fund's annual report for the fiscal year ended
October 31, 1999 is incorporated herein by reference in its entirety. The annual report was filed on January 5, 2000, Accession Number 0000091155-00-
000011.

OTHER INFORMATION

In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney Mutual Funds average 21 years in the industry and 15 years with the firm.

Smith Barney Mutual Funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

	Style Pure Series
Our Style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon
Smith Barney Financial Consultant.

	Classic Investor Series
Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

	The Concert Allocation Series
As a fund of funds, investors can select a Concert Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

	Special Discipline Series
	Our Special Discipline Series funds are
designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.



	APPENDIX A- RATINGS OF DEBT OBLIGATIONS


BOND (AND NOTE) RATINGS

Moody's

Aaa - Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

A - Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have
speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack
characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing.
These issues may be in default or present elements of danger may exist with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates the issue ranks in the lower end of its generic rating category.

S & P

AAA - Debt rated "AAA" has the highest rating assigned by S & P. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B and CCC - Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - The rating C is reserved for income bonds on which no interest is being paid.

D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA category.


COMMERCIAL PAPER RATINGS

Moody's

Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S & P

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.


g:\fundaccounting\legal\funds\natr\2000\secdocs\sai2000
69


Statement of Additional Information for the Financial Services Fund, Health Sciences Fund and
Technology Fund
February 14, 2000

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY SECTOR SERIES INC.

Smith Barney Financial Services Fund
Smith Barney Health Sciences Fund
Smith Barney Technology Fund

388 Greenwich Street
New York, New York 10013
(800) 451-2010

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the combined prospectus of Smith Barney Financial Services Fund
("Financial Services Fund"), Smith Barney Health
Sciences Fund ("Health Sciences Fund") and Smith
Barney Technology Fund ("Technology Fund") (each, a
"Fund") dated February 14, 2000, as amended or supplemented from time to time (the "prospectus"), and is incorporated by reference in its entirety into the prospectus. Each Fund is a series of the Smith Barney
Sector Series Inc. (the "Company") which also offers one other series: Smith Barney Natural Resources Fund.
The prospectus and copies of other information on the funds may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, or by writing or calling Salomon Smith Barney at the address or telephone number above.

TABLE OF CONTENTS

Investment Objective and Management Policies	2
Risk Factors	7
Investment Restrictions	17
Directors and Executive Officers of the Company	19
Investment Management and Other Services	21
Portfolio Transactions	24
Portfolio Turnover	26
Purchase of Shares	26
Redemption of Shares	33
Valuation of Shares	34
Exchange Privilege	35
Performance Information	36
Dividends, Distributions and Taxes	38
Other Information About the Company	43
Financial Statements	44
Other Information	44




INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The prospectus discusses each Fund's investment objective and policies. This section contains supplemental information concerning the types of securities and other instruments in which each Fund may invest, the investment policies and portfolio strategies each Fund may utilize and certain risks associated with these investments, policies and strategies. SSB Citi Fund Management LLC ("SSB Citi" or the "Manager") serves as Investment Manager to each Fund. Citibank, N.A., through its Citibank Global
Asset Management division ("CGAM" or the "Sub-
Adviser"), an affiliate of the Manager, serves as the sub-adviser to each Fund.

Financial Services Fund

Financial Services Fund seeks long-term capital appreciation by investing primarily in common stocks.
The Fund invests at least 80% of its assets in securities of companies principally engaged in providing financial services to consumers and industry. These companies may include, for example, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies.

Health Sciences Fund

Health Sciences Fund seeks long-term capital appreciation by investing primarily in common stocks.
The Fund invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. These companies may include, for example, pharmaceutical companies; companies involved in biotechnology, medical diagnostic, biochemical or other health care research and development; companies involved in the operation of health care facilities;
and other companies involved in the design, manufacture, or sale of health care-related products or services such as medical, dental and optical products, hardware, insurance or services.

Technology Fund

Technology Fund seeks long-term capital appreciation by investing its assets primarily in common stocks.
The Fund normally invests at least 80% of its assets in securities of companies principally engaged in offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, software, electronics, media, communications, health care, and biotechnology sectors.

Each Fund

Each fund may invest its assets in securities of foreign issuers in addition to securities of domestic issuers. Because each Fund is considered non-diversified, the Fund may invest a significant percentage of its assets in a single issuer.

In buying and selling securities for each fund, the CGAM relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered include long-term growth potential, earnings estimates and quality of management.

CGAM may lend each Fund's securities to broker-dealers or other institutions to earn income for the Fund.
CGAM may, but is not required to, use various techniques, such as buying and selling futures and options contracts, to increase or decrease a Fund's exposure to changing security prices or other factors that affect security values. If CGAM's strategies do not work as intended, a Fund may not achieve its objective.

Under normal market conditions, the majority of a Fund's portfolio will consist of common stock, but it also may contain money market instruments for cash management purposes. Each Fund reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant. If a Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Equity Securities. Each Fund will normally invest at least 80% of its assets in equity securities, including primarily common stocks and, to a lesser extent, securities convertible into common stock and rights to subscribe for common stock. Common stocks represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

When-Issued Securities and Delayed-Delivery
Transactions. Each Fund may purchase securities on a "when-issued" basis, for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis. A Fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to a Fund at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Because of fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery basis or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.

When the Fund agrees to purchase when-issued or delayed-delivery securities, the Fund will set aside cash or liquid securities equal to the amount of the commitment in a segregated account on the Fund's books. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Foreign Securities. Each Fund may invest in securities of foreign issuers. Such investments involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include currency exchange control regulations and costs, the possibility of expropriation, seizure, or nationalization of foreign deposits, less liquidity and volume and more volatility in foreign securities markets and the impact of political, social, economic or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest on or market value of securities. If it should become necessary, the Fund might encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. In addition, there may be less publicly available information about a non-U.S. company, and non-U.S. companies are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.
Furthermore, some of these securities may be subject to foreign brokerage and withholding taxes.

Each Fund may also invest in securities of foreign issuers in the form of American Depository Receipts
("ADRs"), European Depository Receipts ("EDRs") or similar securities representing interests in the common stock of foreign issuers. ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs.
Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate the risks associated with investing in foreign securities. However, by investing in ADRs or EDRs rather than directly in foreign issuers' stock, the Portfolio can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United
States for many ADRs and EDRs. The information available for ADRs and EDRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

Investments in foreign securities incur higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes which may reduce the investment return of the Fund. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a fund's investments are denominated relative to the U.S. dollar will affect the fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy.
Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies.
Any devaluations relative to the U.S. dollar in the currencies in which a fund's securities are quoted would reduce the fund's net asset value per share.

Securities of Developing/Emerging Markets Countries.
A developing or emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

One or more of the risks discussed above could affect adversely the economy of a developing market or a fund's investments in such a market. The claims of many property owners against those of governments may remain unsettled. There can be no assurance that any investments that a fund might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

Money Market Instruments. Each Fund may invest for temporary defensive purposes in short-term corporate and government bonds and notes and money market instruments. Money market instruments include:
obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S.
government securities"); certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.
Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Repurchase Agreements. Each Fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The
Fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities on the Federal
Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Fund's Manager. The Manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price
(including accrued interest). In addition, the Manager will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Manager will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "1940
Act").
Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements which involve the sale of Fund securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage."
The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash.
Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when CGAM believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The Fund's custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments.
Lending of Portfolio Securities. Consistent with applicable regulatory requirements, each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. The Fund will not lend portfolio securities to affiliates of the Manager unless they have applied for and received specific authority to do so from the Securities and Exchange Commission
("SEC"). Loans of portfolio securities will be collateralized by cash, letters of credit or U.S.
Government Securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."
By lending its securities, the Fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Although the generation of income is not the primary investment goal of the Fund, income received could be used to pay the Fund's expenses and would increase an investor's total return. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan.
Borrowing. Each Fund also may borrow for temporary or emergency purposes, but not for leveraging purposes, in an amount up to 331/3% of its total assets, and may pledge its assets in connection with such borrowings.
If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

RISK FACTORS

Financial Services Fund

This sector generally is subject to extensive governmental regulation, which may change frequently.
In addition, the profitability of businesses in financial services depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of financial services companies.

Most financial services companies are subject to extensive governmental regulation which limits their activities and may (as with insurance rate regulation) affect the ability to earn a profit from a given line of business. Certain financial services businesses are subject to intense competitive pressures, including market share and price competition. The removal of regulatory barriers to participation in certain segments of the financial services sector may also increase competitive pressures on different types of firms. The availability and cost of funds to financial services firms is crucial to their profitability.
Consequently, volatile interest rates and general economic conditions can adversely affect their financial performance.

Financial services companies in foreign countries are subject to similar regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include controls on interest rates, credit availability, prices and currency movements. In some cases, foreign governments have taken steps to nationalize the operations of banks and other financial services companies.

CGAM believes that the deregulation of many segments of the financial services sector provides new opportunities for issuers in this sector. As new segments of the financial services sector are opened to certain larger financial services firms formerly prohibited from doing business in these segments (such as national and money center banks); certain established companies in these market segments (such as regional banks or securities firms) may become attractive acquisition candidates for the larger firm seeking entrance into the segment. Typically, acquisitions accelerate the capital appreciation of the shares of the company to be acquired.

CGAM will seek to invest in those financial services companies that it believes are well positioned to take advantage of the ongoing changes in the financial services sector. A financial services company may be well positioned for a number of reasons. It may be an attractive acquisition for another company wishing to strengthen its presence in a line of business or a geographic region or to expand into new lines of business or geographic regions, or it may be planning a merger to strengthen its position in a line of business or a geographic area. The financial services company may be engaged in a line or lines of business experiencing or likely to experience strong economic growth; it may be linked to a geographic region experiencing or likely to experience strong economic growth and may be actively seeking to participate in such growth; or it may be expanding into financial services or geographic regions previously unavailable to it (because of an easing of regulatory constraints) in order to take advantage of new market opportunities.

Health Sciences Fund

Many faster-growing health care companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' security prices. Many of these activities are funded or subsidized by governments; withdrawal or curtailment of this support could lower the profitability and market prices of such companies.
Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

Technology Fund

Many technological products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. Also, the portfolio consists of faster-growing, more volatile technology companies that CGAM believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

Technology and Health Science Areas. CGAM believes that because of rapid advances in technology and science, an investment in companies with business operations in these areas will offer substantial opportunities for long-term capital appreciation. Of course, prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by large institutional investors can result in price fluctuations. Industries likely to be represented in the portfolio include computers, networking and internetworking software, computer aided design, telecommunications, media and information services, medical devices and biotechnology. The Fund may also invest in the stocks of companies that should benefit from the commercialization of technological advances, although they may not be directly involved in research and development.
The technology and science areas have exhibited and continue to exhibit rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. In general, the stocks of large capitalized companies that are well established in the technology market can be expected to grow with the market and will frequently be found in the Fund's portfolio. The expansion of technology and its related industries, however, also provides a favorable environment for investment in small to medium capitalized companies.
The Fund's investment policy is not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the issuer. CGAM's overall stock selection for the Fund is not based on the capitalization or size of the company but rather on an assessment of the company's fundamental prospects.

Companies in the rapidly changing fields of technology and science face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The value of the Fund's shares may be susceptible to factors affecting the technology and science areas and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular industry. As such, the Fund is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments. The technology and science areas may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.

Risks Associated with Particular Investments

Market Risk. Equity stock prices vary and may fall, thus reducing the value of your Fund's investment.
Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market.

Foreign Securities. Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks.
Each Fund has the ability to invest more than 25% of their respective assets in the securities of non-U.S.
issuers.

Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

Political Risk. Political actions, events or instability may result in unfavorable changes in the value of a security.

Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

Liquidity Risk. A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

Smaller Capitalized Companies. The Manager believes that smaller capitalized companies generally have greater earnings and sales growth potential than larger capitalized companies. The level of risk will be increased to the extent each Fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history). Investments in smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources.
In addition, less frequently traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

Derivatives Risk. A Fund's use of options, futures and options on futures ("derivatives") involves additional risks and transaction costs, such as, (i) adverse changes in the value of these instruments,
(ii) imperfect corrrelation between the price of derivatives and movements in the price of the underlying securities, index or futures contracts,
(iii) the fact that use of derivatives requires different skill than those needed to select portfolio securities, and (iv) the possible absence of a liquid secondary market for a particular derivative at any moment in time.

Counterparty Risk. This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in such a transaction will not fulfill its contractual obligation to complete a transaction with a Fund.

Lack of Timely Information Risk. Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to smaller company securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

Non-Diversified Classification. Each Fund is classified as a non-diversified fund under the 1940
Act which means the Fund is not limited by the Act in the proportion of its assets it may invest in the obligations of a single issuer. As a result, the Funds may be subject to greater volatility with respect to their portfolio securities than funds that are more broadly diversified. Each Fund intends to conduct its operations, however, so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the
"Code"), which will relieve the Fund of any liability for Federal income tax to the extent its earnings are distributed to shareholders. To qualify as a regulated investment company, the Fund will, among other things, limit its investments so that, at the close of each quarter of the taxable year (a) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.

Master/feeder fund structure. The Board of Directors has the discretion to retain the current distribution arrangement for the Funds while investing their assets in a master fund in a master/feeder fund structure. A master/feeder fund structure is one in which a fund (a
"feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Options, Futures and Currency Strategies. Each Fund may, but is not required to, use forward currency contracts and certain options and futures strategies to seek to increase total return or hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the Fund.
There can be no assurance that such efforts will succeed.

In order to assure that the Fund will not be deemed to be a "commodity pool" for purposes of the Commodity
Exchange Act, regulations of the Commodity Futures
Trading Commission ("CFTC") require that the Fund enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liquidation value of the Fund's assets. To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the Manager anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made
("transaction hedging"). Further, when the Manager believes a particular currency may decline compared to the U.S. dollar or another currency, the Fund may enter into a forward contract to sell the currency the Manager expects to decline in an amount approximating the value of some or all of the Fund's securities denominated in that currency, or when the Manager believes one currency may decline against a currency in which some or all of the portfolio securities held by the Fund are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, the Fund may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the investment Manager believes the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the Fund are denominated ("cross hedging"). The Fund places (i) cash, (ii) U.S.
Government securities or (iii) equity securities or debt securities (of any grade) in certain currencies provided such assets are liquid, unencumbered and marked to market daily, or other high-quality debt securities denominated in certain currencies in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the amount will equal the amount of the Fund's commitments with respect to such contracts.

For hedging purposes, the Fund may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or which the Manager intends to include in its portfolio. The Fund also may use interest rates futures contracts and options thereon to hedge against changes in the general level in interest rates.

The Fund may write call options on securities and currencies only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A call option written by the Fund is "covered" if the Fund owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration held in a segregated account on the Fund's books) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the Fund holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high-grade, short-term obligations in a segregated account on the Fund's books.

The Fund may purchase put and call options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. If the expected changes occur, the Fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The risk assumed by the Fund in connection with such transactions is limited to the amount of the premium and related transaction costs associated with the option, although the Fund may lose such amounts if the prices of securities underlying the options do not move in the direction or to the extent anticipated.

Although the portfolio may not use forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs. These risks include:
dependence on the CGAM's ability to predict movements in the prices of individual securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets, imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; and lack of assurance that a liquid market will exist for any particular option, futures contract or option thereon at any particular time.

Over-the-counter options in which the Fund may invest differ from exchange traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

Options on Securities. As discussed more generally above, each Fund may engage in writing covered call options. Each Fund may also purchase put options and enter into closing transactions. The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forgoes the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected).
Nevertheless, the call writer retains the risk of a decline in the price of the underlying security.
Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the Fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities when the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

The Fund may write (a) in-the-money call options when
CGAM expects the price of the underlying security to remain flat or decline moderately during the option period, (b) at-the-money call options when CGAM expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when CGAM expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation ("Clearing Corporation") or similar clearing corporation and the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The Fund expects to write options only on national securities exchanges or in the over-the-counter market. The Fund may purchase put options issued by the Clearing Corporation or in the over-the-counter market.

The Fund may realize a profit or loss upon entering into a closing transaction. In cases in which the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

Although the Fund generally will purchase or write only those options for which the Manager and/or CGAM believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund and other clients of the Manager and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

In the case of options written by the Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice.
In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk because the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Although CGAM will attempt to take appropriate measures to minimize the risks relating to the Fund's writing of call options and purchasing of put and call options, there can be no assurance that the Fund will succeed in its option-writing program.

Stock Index Options. As described generally above, each Fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of long-term capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York
Stock Exchange Composite Index or the Canadian Market
Portfolio Index, or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the American
Stock Exchange Oil and Gas Index or the Computer and
Business Equipment Index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the Fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indexes will be subject to the Manager's and/or CGAM's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts and Options on Futures Contracts.
As described generally above, each Fund may invest in stock index futures contracts and options on futures contracts traded on a domestic exchange or board of trade. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The primary purpose of entering into a futures contract by the Fund is to protect the Fund from fluctuations in the value of securities without actually buying or selling the securities. The Fund may enter into futures contracts and options on futures to seek higher investment returns when a futures contract is priced more attractively than stocks comprising a benchmark index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts and options only on futures contracts that are traded on a domestic exchange and board of trade. Assets committed to futures contracts will be segregated on the Fund's books to the extent required by law.

The purpose of entering into a futures contract by the Fund is to protect the Fund from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the Fund anticipates an increase in the price of stocks it intends to purchase at a later time, the Fund could enter into contracts to purchase the stock index (known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the Fund's not participating in a market advance. The Fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a "short" position) as it purchases individual stocks.
The Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by the Fund upon the purchase or sale of a futures contract.
Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount
(this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund, upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the Fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account with the Fund's custodian an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the Fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the Fund is subject to the ability of the Manager to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance that there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the Fund intend to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 7 below and each Fund's investment objective have been adopted by the Company as fundamental policies of each Fund.
Under the 1940 Act, a fundamental policy may not be changed with respect to a fund without the vote of a majority of the outstanding voting securities of the Fund. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a fund meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (b) more than 50% of outstanding shares. The remaining restrictions may be changed by a vote of a majority of the Company's Board of Directors at any time.

Under the investment restrictions adopted by the
Company with respect to each Fund, each Fund will not:
1.	Purchase or sell the securities of any issuer,
if, as a result of such purchase or sale, less than 25% of the assets of the Fund would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the Fund.

2.	Borrow money, except that (a) the Fund may
borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 331/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3.	Issue "senior securities" as defined in the 1940
Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4.	Make loans.  This restriction does not apply to:
(a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5.	Purchase or sell real estate, real estate
mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund's investment objective and policies); or (d) investing in real estate investment trust securities.

6.	Engage in the business of underwriting
securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7.	Purchase or otherwise acquire any illiquid
security except as permitted under the 1940 Act for open-end investment companies, which currently permits up to 15% of the Fund's net assets to be invested in illiquid securities.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

DIRECTORS AND EXECUTIVE OFFICERS OF THE COMPANY

The Directors and executive officers of the Company, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of each Fund, as defined in the 1940 Act, is indicated by an asterisk.

HERBERT BARG (Age 76). Private Investor. Director or trustee of 18 investment companies associated with Citigroup Inc. ("Citigroup") His address is 273
Montgomery Avenue, Bala Cynwyd, Pennsylvania, 19004.

*ALFRED J. BIANCHETTI (Age 77).  Retired; formerly
Senior Consultant to Dean Witter Reynolds Inc.
Director or trustee of 13 investment companies associated with Citigroup. His address is 19 Circle
End Drive, Ramsey, New Jersey 07466.

MARTIN BRODY (Age 78).  Consultant, HMK Associates.
Retired Vice Chairman of the Board of Restaurant
Associates Corp. Director or trustee of 22 investment companies associated with Citigroup. His address is c/o HMK Associates, 30 Columbia Turnpike, Florham
Park, New Jersey 07932.

DWIGHT B. CRANE (Age 62).  Professor, Harvard Business
School. Director or trustee of 25 investment companies associated with Citigroup. His address is c/o Harvard Business School, Soldiers Field Road,
Boston, Massachusetts 02163.

BURT N. DORSETT (Age 69). Managing Partner of the investment counseling firm Dorsett McCabe Management, Inc. Director of Research Corporation Technologies,
Inc., a nonprofit patent clearing and licensing firm.
Director or trustee of 13 investment companies associated with Citigroup. His address is 201 East
62nd Street, New York, New York 10021.

ELLIOT S. JAFFE (Age 73).  Chairman of the Board and
President of The Dress Barn, Inc. Director or trustee of 13 investment companies associated with Citigroup.
His address is 30 Dunnigan Drive, Suffern, New York
10021.

STEPHEN E. KAUFMAN (Age 67). Attorney. Director or trustee of 15 investment companies associated with Citigroup. His address is 277 Park Avenue, New York,
New York 10172.

JOSEPH J. McCANN (Age 69).  Financial Consultant.
Retired Financial Executive, Ryan Homes, Inc.
Director or trustee of 13 investment companies associated with Citigroup. His address is 200 Oak
Park Place, Pittsburgh, Pennsylvania 15243.

*HEATH B. McLENDON (Age 66).  Chairman of the Board,
President and Investment Officer. Managing Director of Salomon Smith Barney Inc. ("Salomon Smith Barney"),
President of SSB Citi and Travelers Investment
Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the
Board of 71 investment companies associated with Citigroup. His address is 7 World Trade Center, New
York, New York 10048.

CORNELIUS C. ROSE, JR. (Age 67).  President, Cornelius
C. Rose Associates, Inc., financial consultants, and
Chairman and Director of Performance Learning Systems, an educational consultant. Director or trustee of 13 investment companies associated with Citigroup. His address is Meadowbrook Village, Building 4, Apt. 6,
West Lebanon, New Hampshire 03784.

LEWIS E. DAIDONE (Age 42).  Senior Vice President and
Treasurer.  Managing Director of Salomon Smith Barney,
Chief Financial Officer of the Smith Barney Mutual funds; Director and Senior Vice President of SSB Citi and TIA; Senior Vice President and Treasurer of 61 investment companies associated with Citigroup.

PAUL BROOK (Age 46). Controller. Director of Salomon
Smith Barney; from 1997-1998 Managing Director of AMT
Capital Services Inc.; prior to 1997 Partner with
Ernst & Young LLP; Controller or Assistant Treasurer of 43 investment companies associated with Citigroup.

CHRISTINA T. SYDOR (Age 47).  Secretary.  Managing
Director of Salomon Smith Barney. General Counsel and
Secretary of SSB Citi and TIA; Secretary of 61 investment companies associated with Citigroup.

As of January 12, 2000, the Directors and officers of the Company, as a group, owned less than 1% of the outstanding shares of common stock of the Company. As of January 12, 2000, to the knowledge of the Company and the Board no single shareholder or "group" (as that term is used in Section 13(d) of the Securities
Act of 1934) beneficially owned more than 5% of the outstanding shares of the Company.

No officer, Director or employee of Salomon Smith
Barney or any of its affiliates receives any compensation from the Company for serving as an officer or director of the Company. The Company pays each Director who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $2000 per annum plus $250 per in-person meeting and $100 per telephonic meeting. All
Directors are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings.


The following table shows the compensation paid by the Company and other Smith Barney Mutual Funds to each
Director during the Company's last fiscal year. None of the officers of the Company received any compensation from the Company for such period. The
Company does not pay retirement benefits to its Directors and officers. Officers and interested
Directors of the Company are compensated by Salomon
Smith Barney.






Name of Person



Aggregate
Compensat
ion
From
Company

Total
Pension or
Retirement
Benefits
Accrued
as part of
Company
Expenses

Compensation
from Company
and Fund
Complex
Paid to
Directors

Number of
Funds for
Which
Director
Serves
Within
Fund Complex

Herbert Barg**
Alfred
Bianchetti* **
Martin Brody**
Dwight B.
Crane**
Burt N.
Dorsett**
Elliot S.
Jaffe**
Stephen E.
Kaufman**
Joseph J.
McCann**
Heath B.
McLendon*
Cornelius C.
Rose, Jr.**

$3,250.00
$3,000.00
$2,750.00
$3,250.00
$3,250.00
$2,500.00
$3,250.00
$3,250.00
     $
0.00
$3,000.00

$0
 0
 0
 0
 0
 0
 0
 0
 0
 0

$105,425.00
        $
51,200.00
$132,500.00
$139,975.00
        $
51,200.00
        $
47,550.00
        $
96,400.00
        $
51,200.00
        $
0.00
        $
51,200.00

18
13
22
25
13
13
15
13
71
13

*	Designates an "interested" Director.
**	Designates member of Audit Committee.

Upon attainment of age 80, Company Directors are required to change to emeritus status. Directors
Emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid
50% of the annual retainer fee and meeting fees otherwise applicable to Company Directors, together with reasonable out-of-pocket expenses for each meeting attended. Directors Emeritus may attend meetings but have no voting rights. During the Company's last fiscal year, aggregate compensation paid to Directors Emeritus was $1,500.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Manager - SSB Citi

SSB Citi serves as Manager to each Fund pursuant to an investment management agreement (the "Investment
Management Agreement") with each Fund which was approved by the Board of Directors, including a majority of directors who are not "interested persons" of the Fund or the Manager. The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings
Inc., which in turn, is a wholly owned subsidiary of Citigroup Inc. Subject to the supervision and direction of the Company's Board of Directors, the Manager manages each Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund.
The Manager pays the salary of any officer and employee who is employed by both it and the Company.
The Manager bears all expenses in connection with the performance of its services. The Manager also: (a) assists in supervising all aspects of the Fund's operations; (b) supplies the Fund with office facilities (which may be in SSB Citi's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of (i) the net asset value of shares of the Fund, (ii) applicable contingent deferred sales charges and similar fees and charges and (iii) distribution fees, internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (c) prepares reports to shareholders of the Fund, tax returns and reports to and filings with the SEC and state blue sky authorities.

As compensation for investment management services,
the respective Fund pays the Manager the annual
investment management fee described below (based on a
percentage of the fund's average daily net assets):
Financial Services Fund:	0.80%
Health Sciences Fund:		0.80%
Technology Fund:		0.95%

Sub-adviser - Citibank, N.A.

CGAM serves as investment sub-adviser to each Fund pursuant to a sub-advisory agreement (the "Sub-advisory Agreement") with each Fund which was approved by the Board of Directors, including a majority of directors who are not "interested persons" of the Fund or the Manager. CGAM is a division of Citigroup and, together with its affiliates, managed more than $351 billion in assets as of December 31, 1999. CGAM offers a wide range of investment services to customers across the United States and throughout the world. Its portfolio managers are responsible for investing in money market, equity and fixed income securities. CGAM manages the assets of various mutual funds and provides certain administrative services to those funds. CGAM employs a disciplined approach to investing where its portfolio managers, fundamental and quantitative analysts work together to meet client objectives.

As compensation for investment sub-advisory services,
the Manager pays the sub-adviser the fee described
below (based on a percentage of the Fund's average
daily net assets):
Financial Services Fund:	0.50%
Health Sciences Fund:		0.50%
Technology Fund:		0.65%

Sub-administration

State Street Bank and Trust Company ("State Street"), whose principal business address is 225 Franklin
Street, Boston, Massachusetts, 02110, serves as sub-administrator for each Fund, pursuant to a written agreement (the "Agreement") with the manager and each Fund.

Under the Agreement, State Street has agreed to oversee the computation of each Fund's net asset value, net income and realized capital gains, if any;
furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the Securities and Exchange Commission.


Custodian

State Street is the custodian of each Fund's assets pursuant to a custodian agreement (the "Custody
Contract") with the Company. State Street is also the custodian with respect to the custody of foreign securities held by the Funds. Under the Custody
Contract, State Street (i) holds and transfers portfolio securities on account of each Fund, (ii) accepts receipts and makes disbursements of money on behalf of each Fund, (iii) collects and receives all income and other payments and distributions on account of each Fund's securities and (iv) makes periodic reports to the Board of Directors concerning the Funds' operations.

Transfer Agent and Sub-Transfer Agent

Smith Barney Private Trust Company ("SBPT" or the
"transfer agent") located at 388 Greenwich Street, New
York, New York 10013, serves as each Fund's transfer agent. Under the transfer agency agreement, SBPT maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, SBPT receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses.

PFPC Global Fund Services (formerly known as First
Data Investor Services Group, Inc.) ("sub-transfer agent") located at Exchange Place, Boston, Massachusetts 02109, a subsidiary of PNC Bank, serves as each Fund's sub-transfer agent. Under the sub-transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, the sub-transfer agent receives a monthly fee from SBPT computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses.

Auditors

KPMG LLP, independent auditors, 345 Park Avenue, New
York, New York 10154, have been selected to serve as auditors of the Company and to render opinions on each Fund's financial statements.

Counsel

Willkie Farr & Gallagher, 787 Seventh Avenue, New
York, New York 10019, serves as counsel to the Company and each Fund.

Distributor

CFBDS, Inc., located at 20 Milk Street, Boston,
Massachusetts 02109-5408 serves as the Funds' distributor pursuant to a written agreement with the Company dated October 8, 1998 (the "Distribution
Agreement") which was approved by the Company's Board of Directors, including a majority of the independent directors, on July 15, 1998, as amended on January 31, 2000.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The Company's Board of Directors has been advised of the benefits to Salomon Smith
Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Management Agreement for continuance.

Distribution Arrangements

To compensate Salomon Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, each Fund has adopted a services and distribution plan (the "Plan") pursuant to Rule l2b-1 under the 1940 Act. Under the Plan, the Fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to the Class A, Class B and Class
L shares. In addition, the Fund pays Salomon Smith
Barney a distribution fee with respect to the Class B and Class L shares primarily intended to compensate
Salomon Smith Barney for its initial expense of paying
Financial Consultants a commission upon sales of those shares. The Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of the Fund's average daily net assets attributable to the shares of the respective Class.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution
Agreement (the "independent directors"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the directors including all of the independent directors in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the independent directors or, with respect to the Fund, by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act).
Pursuant to the Plan, Salomon Smith Barney will provide the Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

PORTFOLIO TRANSACTIONS

The Manager arranges for the purchase and sale of the Fund's securities and selects brokers and dealers
(including Salomon Smith Barney) which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. The
Manager may select brokers and dealers that provide it with research services and may cause the Fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services.
In selecting a broker, including Salomon Smith Barney, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research statistical or other services to enable the Manager or its affiliates to supplement its own research and analysis.

Decisions to buy and sell securities for the Fund are made by CGAM, subject to the overall supervision and review of the Company's Board of Directors. Portfolio securities transactions for the Fund are effected by or under the supervision of the Manager.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

In executing portfolio transactions and selecting brokers or dealers, it is the Fund's policy to seek the best overall terms available. CGAM, in seeking the most favorable price and execution, considers all factors it deems relevant, including, for example, the price, the size of the transaction, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. CGAM receives research, statistical and quotation services from several broker-dealers with which it places the Fund's portfolio transactions. It is possible that certain of the services received primarily will benefit one or more other accounts for which the CGAM exercises investment discretion. Conversely, the Fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts.
The sub-adviser's fee under the management agreement is not reduced by reason of its receiving such brokerage and research services. The Company's Board of Directors, in its discretion, may authorize the Manager to cause the Fund to pay a broker that provides brokerage and research services to the Manager a commission in excess of that which another qualified broker would have charged for effecting the same transaction. Salomon Smith Barney will not participate in commissions from brokerage given by the Fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.

In accordance with Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, the Company's Board of
Directors has determined that any portfolio transaction for the Fund may be executed through Salomon Smith Barney or an affiliate of Salomon Smith
Barney if, in the Manager's judgment, the use of Salomon Smith Barney or an affiliate is likely to result in price and execution at least as favorable as those of other qualified brokers and if, in the transaction, Salomon Smith Barney or the affiliate charges the Fund a commission rate consistent with those charged by Salomon Smith Barney or an affiliate to comparable unaffiliated customers in similar transactions. In addition, under SEC rules, Salomon
Smith Barney may directly execute such transactions for the Fund on the floor of any national securities exchange, provided: (a) the Board of Directors has expressly authorized Salomon Smith Barney to effect such transactions; and (b) Salomon Smith Barney annually advises the Fund of the aggregate compensation it earned on such transactions.

Even though investment decisions for the Fund are made independently from those of the other accounts managed by CGAM, investments of the kind made by the Fund also may be made by those other accounts. When the Fund and one or more accounts managed by CGAM are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by CGAM to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained for or disposed of by the Fund.

The Fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the Manager or any affiliates is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of this limitation in comparison with other Funds that have similar investment objectives but that are not subject to a similar limitation.

PORTFOLIO TURNOVER

Each Fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%. The rate of turnover will not be a limiting factor, however, when the Fund deems it desirable to sell or purchase securities.
The Manager may cause the Fund to sell or purchase securities to ensure compliance with the Fund's investment policies.

PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase. See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:



Amount
of
Investme
nt

Sales Charge
as a %
of
Transaction

Sales
Charge as a
% of Amount
Invested

Dealers'
Reallowance as
%
of Offering
Price

Less than
$25,000
5.00%
5.26%
4.50%
$ 25,000 -
49,999
4.00

4.17

3.60
50,000 -
99,999
3.50

3.63

3.15
100,000 -
249,999
3.00

3.09

2.70
250,000 -
499,999
2.00

2.04

1.80
500,000 and
over
*
*
*

*	Purchases of Class A shares of $500,000 or more
will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon
Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived. See "Deferred Sales Charge
Provisions" and "Waivers of Deferred Sales
Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See
"Deferred Sales Charge Provisions" below.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See
"Deferred Sales Charge Provisions" below.  Until June
22, 2001, purchases of Class L shares by investors who were holders of Class C shares of other Smith Barney
Mutual Funds on June 12, 1998 will not be subject to the 1.00% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).

General

The Funds' shares are continuously offered to new investors. See "Purchase of Shares"

Investors may purchase shares from a Salomon Smith
Barney Financial Consultant or a broker that clears through Salomon Smith Barney ("Dealer
Representative"). In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from the Fund. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Salomon Smith Barney and Dealer
Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the transfer agent are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in the Fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the Fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the Fund is $25. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including
Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual
Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time.
Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.

Purchase orders received by the Fund or a Salomon
Smith Barney Financial Consultant prior to the close of regular trading on the New York Stock Exchange
("NYSE"), on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or the Fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon Smith
Barney, payment for shares of the Fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to
(i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise;
(c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial
Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial
Consultant and (iii) was subject to a sales charge;
(d) purchases by shareholders who have redeemed Class
A shares in the Fund (or Class A shares of another
Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases of Class A shares by
Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of other Smith Barney Mutual Funds that are offered with a sales charge as currently listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes (i) all Class A shares of the Fund and other Smith Barney
Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date. Please contact a Salomon Smith Barney Financial Consultant or the sub-transfer agent to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares
(except purchases of Class Y shares by Smith Barney
Concert Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon Smith Barney Financial
Consultant or the sub-transfer agent for further information.

Deferred Sales Charge Provisions

"Deferred sales charge shares" are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred sales charge shares that are redeemed will not be subject to a deferred sales charge to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are deferred sales charge shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are deferred sales charge shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase.
In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.

Year Since Purchase Payment Was
Made

Deferred Sales Charge

First

5.00%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

In determining the applicabilty of any Deferred Sales
Charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that deferred sales charge shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith
Barney. To provide an example, assume an investor purchased 100 Class B shares of the Fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the Fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation
($200) and the value of the reinvested dividend shares
($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges (see "Exchange Privilege"); (b) redemptions of shares within 12 months following the death or disability of the shareholder; (c) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (d) involuntary redemptions; and
(e) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith
Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the sub-transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney 401(k) and ExecChoiceTM Programs

Investors may be eligible to participate in the Smith
Barney 401(k) Program or the Smith Barney ExecChoiceTM
Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating (''Participating Plans'') in these programs.

The Fund offers to Participating Plans Class A and
Class L shares as investment alternatives under the Smith Barney 401(k) and ExecChoiceTM Programs. Class A and Class L shares acquired through the Participating
Plans are subject to the same service and/or distribution fees as the Class A and Class L shares acquired by other investors; however, they are not subject to any initial sales charge or Deferred Sales
Charge. Once a Participating Plan has made an initial investment in the fund, all of its subsequent investments in the fund must be in the same Class of shares, except as otherwise described below.

Class A Shares. Class A shares of the Fund are offered without any sales charge or Deferred Sales
Charge to any Participating Plan that purchases
$1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

Class L Shares. Class L shares of the Fund are offered without any sales charge or Deferred Sales
Charge to any Participating Plan that purchases less than $1,000,000 of Class L shares of one or more funds of the Smith Barney Mutual Funds.

401(k) and ExecChoiceTM Plans Opened On or After June
21, 1996. If, at the end of the fifth year after the date the Participating Plan enrolled in the Smith
Barney 401(k) Program or the Smith Barney ExecChoiceTM
Program, a Participating Plan's total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the Fund. For
Participating Plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened. Such
Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five-year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if a Participating
Plan's total Class L holdings in all non-money market
Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. Such
Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any Participating Plan in the Smith Barney 401(k) or the Smith Barney ExecChoiceTM Programs, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the Fund, regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith
Barney 401(k) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class L shares of the Fund, but instead may acquire Class A shares of the Fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating Plans wishing to acquire shares of the Fund through the Smith Barney 401(k) Program or the
Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

Determination of Public Offering Price

The Fund offers its shares to current shareholders of the Fund on a continuous basis. The public offering price for a Class A, Class B and Class Y share of the Fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000 is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. The public offering price for a Class L share includes a 1.00% initial sales charge. A contingent deferred sales charge ("CDSC") is imposed on certain redemptions of Class B shares, and on Class
L shares and Class A shares (purchased in amounts exceeding $500,000) redeemed within one year of purchase.

REDEMPTION OF SHARES

The right of redemption of shares of the Fund may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc.
(the "NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable or
(c) for any other periods as the SEC by order may permit for the protection of the Fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal
Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The sub-transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the sub-transfer agent receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith
Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days.

Distributions in Kind

If the Board of Directors of the Fund determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the Fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Additional Information Regarding Telephone Redemption
And Exchange Program

Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

VALUATION OF SHARES

The net asset value per share of the Fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin
Luther King, Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas, and on the preceding
Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Fund in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Company's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Company's
Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Company's Board of Directors.

EXCHANGE PRIVILEGE

Except as noted below and in the Prospectus, shareholders of any of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A and Class Y shares of the Fund may be exchanged without a sales charge for the respective shares of any of the Smith Barney
Mutual Funds.

B. Class B shares of any Fund may be exchanged without a sales charge. Class B shares of the Fund exchanged for Class B shares of another
Smith Barney Mutual Fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

C. Class L shares of any Fund may be exchanged without a sales charge. For purposes of CDSC applicability, Class L shares of the Fund exchanged for Class L shares of another Smith
Barney Mutual Fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

The exchange privilege enables shareholders to acquire shares of the same Class in a Fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision.
This privilege is available to shareholders residing in any state in which fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Salomon Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the Fund being acquired.
Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding the Exchange
Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to
(a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

PERFORMANCE INFORMATION

From time to time, the Company may advertise the Fund's total return and average annual total return in advertisements and/or other types of sales literature.
These figures are computed separately for Class A, Class B, Class L and Class Y shares of the Fund.
These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in the prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%.
The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value.
Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Company may also include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from Lipper Analytical
Services, Inc. and other financial publications.

From time to time, the Company may quote the Fund's yield or total return in advertisements or in reports and other communications to shareholders. The Company may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include the following industry and financial publications- Barron's,
Business Week, CDA Investment Technologies, Inc.,
Changing Times, Forbes, Fortune, Institutional
Investor, Investors Daily, Money, Morningstar Mutual
Fund Values, The New York Times, USA Today and The
Wall Street Journal. To the extent any advertisement or sales literature of the Fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.


Average Annual Total Return

"Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

	P (1 + T)n = ERV

	Where:	P	=	a hypothetical initial
payment of $ 1,000.
			T	=	average annual total
return.
			n	=	number of years.
			ERV	=	Ending Redeemable Value
of a hypothetical $1,000
					investment made at the
beginning of a 1-, 5- or 10-year
					period at the end of the
1-, 5- or 10-year period (or
					fractional portion
thereof), assuming reinvestment of all
					dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. The Fund's net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.

Aggregate Total Return

The Fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the Fund for the specified period and is computed by the following formula:

ERV - P
P

	Where: 	P 	=	a hypothetical initial
payment of $10,000.

				ERV	=	Ending Redeemable Value
of a hypothetical
$10,000 investment made
at the beginning of the
1-, 5- or 10-year period
at the end of the 1-, 5-
or 10-year period (or
fractional portion
thereof), assuming
reinvestment of all
dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

Performance will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund's policy is to distribute its net investment income and net realized capital gains, if any, annually. The Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary and capital gains realized, in order to avoid a Federal excise tax liability.

If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or deferred sales charge. A shareholder may change the option at any time by notifying his Salomon
Smith Barney Financial Consultant or Dealer
Representative. Shareholders whose account is held directly at the sub-transfer agent should notify them in writing, requesting a change to this reinvest option.

The per share dividends on Class B and Class L shares of a Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class
B and Class L shares. The per share dividends on Class
A shares may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class L and Class Y shares.

Taxes

The following is a summary of the material United
States federal income tax considerations regarding the purchase, ownership and disposition of shares of the Funds. Each Fund will be treated as a separate corporation for federal income taxes, including qualification as a regulated investment company; and the following discussion applies separately to each Fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a Fund. The summary is based on the laws in effect on the date of this SAI, which are subject to change.

The Fund and Its Investments

The Fund intends to qualify to be treated as a regulated investment company each taxable year under the Code. To so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and
(b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Fund controls and are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, the Fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long- and short-term capital gains) and its net realized long- and short-term capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least 90% of the sum of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gains it does not distribute. Furthermore, the Fund will be subject to a United States corporate income tax with respect to such distributed amounts in any year it fails to qualify as a regulated investment company or fails to meet this distribution requirement. The Code imposes a 4% nondeductible excise tax on the Fund to the extent it does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains
(both long-and short-term) for the one-year period ending, as a general rule, on October 31 of that year.
For this purpose, however, any income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, the Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits would constitute dividends
(eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

The Fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code
(including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

The Fund's investment in Section 1256 contracts, such as regulated futures contracts, most forward currency contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section
1256 contracts closed during the taxable year.
Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

Foreign Investments.  Dividends or other income
(including, in some cases, capital gains) received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The Fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the Fund will reduce the return from the Fund's investments.

Passive Foreign Investment Companies. If the Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United
States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If the Fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the passive foreign investment companies in which it invests, which may be difficult or not possible to obtain.

Alternatively, the Fund may elect a mark-to-market regime that would result in the Fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, the Fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the Fund, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC company stock.
The Fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax.

The Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year. The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers).

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that the Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. Dividends and distributions paid by the Fund attributable to dividends on stock of U.S. corporations received by the Fund, with respect to which the Fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of the Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets).
Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in the amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding.
Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by the Fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Taxes - Taxation of United
States Shareholders -Dividends and Distributions") made by the Fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the Fund and its shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds.

OTHER INFORMATION ABOUT THE COMPANY

The Company was incorporated under the laws of the State of Maryland on July 16, 1986 under the name
Shearson Lehman Precious Metals and Minerals Fund Inc.
As the name of its sponsor has changed, the Company's name has been changed on December 19, 1995 to Smith
Barney Natural Resources Fund Inc. (the "Natural
Resources Fund").  On November 29, 1999, the Board of
Directors voted to amend the Charter of the Company to change its name to Smith Barney Sector Series Inc., with the Natural Resources Fund, Financial Services
Fund, Health Sciences Fund and Technology Fund each classified as a series of the Company.

The Company offers shares of four separate series with a par value of $.001 per share. Each Fund offers shares currently classified into four Classes - A, B, L and Y. Each Class of the Fund represents an identical interest in the Fund's investment portfolio.
As a result, the Classes have the same rights, privileges and preferences, except with respect to:
(a) the designation of each Class; (b) the effect of the respective sales charges; if any, for each class;
(c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The
Company's Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At that time, the directors then in office will call a shareholder's meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Fund. At such a meeting, a director may be removed after the holders of record of not less than a majority of the outstanding shares of the Fund have declared that the director be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Company (or the affected series or Class) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Company (or the affected series or Class) are represented at the meeting in person or by proxy. A series or Class shall be deemed to be affected by a matter unless it is clear that the interests of each series or Class in the matter are identical or that the matter does not affect any interest of the series or Class. The approval of a management agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a "vote of a majority of the outstanding voting securities" of the Fund; however, the ratification of independent accountants, the election of directors, and the approval of a distribution agreement submitted to shareholders are not subject to the separate voting requirements and may be effectively acted upon by a vote of the holders of a majority of all Company shares voting without regard to series or Class.

Annual and Semi-annual Reports. The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund consolidates the mailing of its semi-annual and annual reports by household.
This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also consolidates the mailing of its Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-
Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon Smith Barney Financial
Consultant or the transfer agent.

FINANCIAL STATEMENTS

As of the date of this SAI, the Funds had not yet commenced operations. Consequently, there are no financial statements for the Funds at this time.

OTHER INFORMATION

In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney Mutual Funds average 21 years in the industry and 15 years with the firm.
Smith Barney Mutual Funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

	Style Pure Series
Our Style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon
Smith Barney Financial Consultant.

	Classic Investor Series
Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

	The Concert Allocation Series
As a fund of funds, investors can select a Concert Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

	Special Discipline Series
	Our Special Discipline Series funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.



































SMITH BARNEY
SECTOR SERIES INC.



Financial Services Fund

Health Sciences Fund

Technology Fund

















February 14, 2000


SMITH BARNEY SECTOR SERIES INC.
388 Greenwich Street
New York, NY 10013

								SALOMON SMITH
BARNEY
								A Member of
Citigroup [Symbol]






9
g:\fundaccounting\legal\boards\wed\1999\sectorfeederindexsai1999current120999

Part C-Other Information
Signature Page

Part C. Other Information

Item 23. 	Exhibits

All references are to the Registrant's Registration
Statement on Form N-1A as filed with the Securities and Exchange Commission ("SEC") File Nos. 33-7339 and 811-4757 (the "Registration Statement").

(a)(1)Registrant's Articles of Incorporation are incorporated by reference to Post-Effective
Amendment No. 12 to the Registration Statement filed on October 27,1993 ("Post-Effective Amendment
No. 12").

(a)(2)Articles of Amendment dated October 30, 1986 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12.

(a)(3)Articles of Amendment dated November 17, 1989 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No.12.

(a)(4)Articles Supplementary dated November 5, 1992 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No.12.

(a)(5)Articles of Amendment dated November 19, 1992 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No.12.

(a)(6)Articles of Amendment dated July 30, 1993 to
Articles of Incorporation are incorporated by reference to Post-Effective Amendment No.12.

(a)(7)Articles of Amendment dated October 14, 1994 and November 7, 1994, respectively and Articles
Supplementary dated November 7, 1994 are incorporated by reference to Post-Effective
Amendment No. 15 to the Registration Statement filed on December 29, 1994 ("Post- Effective
Amendment No. 15").

(a)(8)Articles of Amendment dated December 18, 1995 to the Articles of Incorporation are incorporated by reference to Post Effective Amendment No. 20 to the Registration Statement filed on January 23,
1996 ("Post-Effective Amendment No. 20").

(a)(9)Articles of Amendment dated June 1, 1998 to the Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on December 24, 1998
("Post-Effective Amendment No. 23").

(a)(10)Articles of Amendment dated November 29,
1999 to the Articles of Incorporation are incorporated by reference to Post-Effective
Amendment No. 25 to the Registration Statement filed on December 1, 1999 ("Post-Effective
Amendment No. 25").

(a)(11)Articles Supplementary dated November 29,
1999 are incorporated by reference to Post-
Effective Amendment No. 25.

(a)(12)Certificate of Correction dated November 29,
1999 is incorporated by reference to Post-Effective
Amendment No. 25.

(a)(13)Certificate of Correction dated November 29,
1999 is incorporated by reference to Post-Effective
Amendment No. 25.

(b)(1)Registrant's By-Laws are incorporated by reference to the Registration Statement.

(b)(2)Amendment to Registrant's By-Laws is incorporated by reference to Post-Effective
Amendment No. 4 to the Registration Statement filed on January 3, 1989 ("Post-Effective Amendment No.
4").

(c)Specimen form of common stock certificate is incorporated by reference to Post-Effective
Amendment No. 23 to the Registration Statement filed on December 24, 1998 ("Post-Effective
Amendment No. 23").

(d)(1)Form of Management Agreement between the Registrant and Mutual Management Corp. (formerly known as Smith Barney Mutual Funds Management Inc.)
is incorporated by reference to Post-Effective
Amendment No. 19 to the Registration Statement filed on December 18, 1995 ("Post-Effective
Amendment No. 19").

(d)(2)Form of Investment Management Agreement between the Registrant and SSB Citi Fund Management
LLC ("SSB Citi") on behalf of the Financial
Services Fund is filed herein.

(d)(3)Form of Investment Management Agreement between the Registrant and SSB Citi on behalf of the Health Sciences Fund is filed herein.

(d)(4)Form of Investment Management Agreement between the Registrant and SSB Citi on behalf of the Technology Fund is filed herein.

(d)(5)Form of Subadvisory Agreement between Smith
Barney Sector Series Inc. on behalf of the Financial Services Fund, SSB Citi and Citibank,
N.A. ("Citibank") is filed herein.

(d)(6)Form of Subadvisory Agreement between Smith
Barney Sector Series Inc. on behalf of the Health
Sciences Fund, SSB Citi and Citibank is filed herein.

(d)(7)Form of Subadvisory Agreement between Smith
Barney Sector Series Inc. on behalf of the Technology Fund, SSB Citi and Citibank is filed herein.

(e)(1)Distribution Agreement between the Registrant and Smith Barney Shearson Inc. is incorporated by reference to Post-Effective Amendment No. 12.

(e)(2)Amended Distribution Agreement between
Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on December 24, 1998
("Post-Effective Amendment No. 23").

(e)(3)Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement filed on February 25,1999
("Post-Effective Amendment No. 24").

(e)(4)Form of Distribution Agreement between
Registrant and CFBDS, Inc. is filed herein.

(f)Not Applicable.

(g)Form of Custodian Agreement between the Registrant and The Chase Manhattan Bank N.A. is incorporated by reference to Post-Effective
Amendment No. 21 filed on February 20, 1997.

(h)Transfer Agency Agreement dated August 2, 1993 between the Registrant and First Data Investor
Services Group is incorporated by reference to Post-Effective Amendment No. 14 to the Registration
Statement filed on December 30, 1993.

(i)Not Applicable.

(j)Consent of Independent Accountants is filed herein.

(k)Not Applicable.

(l)Purchase Agreement between the Registrant and Shearson Lehman Brothers is incorporated by reference to Pre-Effective Amendment No. 1.

(m)(1)Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 15.

(m)(2)Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on December 24, 1998
("Post-Effective Amendment No. 23").

(m)(3)Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between Smith Barney Sector
Series Inc. on behalf of Financial Services Fund and Salomon Smith Barney Inc. ("Salomon Smith
Barney") is filed herein.

(m)(4)Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between Smith Barney Sector
Series Inc. on behalf of Health Sciences Fund and
Salomon Smith Barney is filed herein.

(m)(5)Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between Smith Barney Sector
Series Inc. on behalf of Technology Fund and Salomon Smith Barney is filed herein.

(n)Financial Data Schedule is filed herein.

(o)(1)Form of Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 23.

(o)(2)Form of Rule 18f-3(d) Multiple Class Plan of the Registrant is filed herein.

Item 24.Persons Controlled by or Under Common
Control with Registrant

	None.

Item 25.Indemnification

The response to this item is incorporated by reference to Post - Effective Amendment No. 1 to the Registration Statement filed on May 28, 1987.

Item 26.Business and Other Connections of
Investment Adviser

Investment Adviser - - SSB Citi Fund Management LLC
("SSB Citi") formerly known as SSBC Fund Management
Inc. ("SSBC")

SSB Citi was incorporated in December 1968 under the laws of the State of Delaware. On September 21,
1999, SSB Citi was converted into a Delaware Limited
Liability Company. SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
(formerly known as Smith Barney Holdings Inc.) which in turn is a wholly owned subsidiary of Citigroup
Inc. ("Citigroup"). SSB Citi is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 26 of officers and directors of SSB Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSBC pursuant to the Advisers Act (SEC File No. 801-8314).


Item 27.	Principal Underwriters
(a)

CFBDS, Inc., ("CFBDS") the Registrant's
Distributor, is also the distributor for the following Smith Barney funds: Concert Investment
Series, Consulting Group Capital Markets Funds,
Greenwich Street Series Fund, Smith Barney
Adjustable Rate Government Income Fund, Smith
Barney Aggressive Growth Fund Inc., Smith Barney
Appreciation Fund Inc., Smith Barney Arizona
Municipals Fund Inc., Smith Barney California
Municipals Fund Inc., Smith Barney Concert
Allocation Series Inc., Smith Barney Equity Funds,
Smith Barney Fundamental Value Fund Inc., Smith
Barney Funds, Inc., Smith Barney Income Funds,
Smith Barney Institutional Cash Management Fund,
Inc., Smith Barney Investment Funds Inc., Smith
Barney Investment Trust, Smith Barney Managed
Governments Fund Inc., Smith Barney Managed
Municipals Fund Inc., Smith Barney Massachusetts
Municipals Fund, Smith Barney Money Funds, Inc.,
Smith Barney Muni Funds, Smith Barney Municipal
Money Market Fund, Inc., Smith Barney New Jersey
Municipals Fund Inc., Smith Barney Oregon
Municipals Fund Inc., Smith Barney Principal Return
Fund, Smith Barney Small Cap Blend Fund, Inc.,
Smith Barney Telecommunications Trust, Smith Barney
Variable Account Funds, Smith Barney World Funds,
Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable
Annuities, The Travelers Fund VA for Variable
Annuities, The Travelers Fund BD for Variable
Annuities, The Travelers Fund BD II for Variable
Annuities, The Travelers Fund BD III for Variable
Annuities, The Travelers Fund BD IV for Variable
Annuities, The Travelers Fund ABD for Variable
Annuities, The Travelers Fund ABD II for Variable
Annuities, The Travelers Separate Account PF for
Variable Annuities, The Travelers Separate Account
PF II for Variable Annuities, The Travelers
Separate Account QP for Variable Annuities, The
Travelers Separate Account TM for Variable
Annuities, The Travelers Separate Account TM II for
Variable Annuities, The Travelers Separate Account
Five for Variable Annuities, The Travelers Separate
Account Six for Variable Annuities, The Travelers
Separate Account Seven for Variable Annuities, The
Travelers Separate Account Eight for Variable
Annuities, The Travelers Fund UL for Variable
Annuities, The Travelers Fund UL II for Variable
Annuities, The Travelers Variable Life Insurance
Separate Account One, The Travelers Variable Life
Insurance Separate Account Two, The Travelers
Variable Life Insurance Separate Account Three, The
Travelers Variable Life Insurance Separate Account
Four, The Travelers Separate Account MGA, The
Travelers Separate Account MGA II, The Travelers
Growth and Income Stock Account for Variable
Annuities, The Travelers Quality Bond Account for
Variable Annuities, The Travelers Money Market
Account for Variable Annuities, The Travelers Timed
Growth and Income Stock Account for Variable
Annuities, The Travelers Timed Short-Term Bond
Account for Variable Annuities, The Travelers Timed
Aggressive Stock Account for Variable Annuities,
The Travelers Timed Bond Account for Variable
Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State
Tax Free Trust, CitiFunds Premium Trust, CitiFunds
Institutional Trust, CitiFunds Tax Free Reserves,
CitiFunds Trust I, CitiFunds Trust II, CitiFunds
Trust III, CitiFunds International Trust, CitiFunds
Fixed Income Trust, CitiSelect VIP Folio 200,
CitiSelect VIP Folio 300, CitiSelect VIP Folio 400,
CitiSelect VIP Folio 500, CitiFunds Small Cap
Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap
Value Portfolio, International Portfolio, Foreign
Bond Portfolio, Intermediate Income Portfolio,
Short-Term Portfolio, Growth & Income Portfolio,
U.S. Fixed Income Portfolio, Large Cap Growth
Portfolio, Small Cap Growth Portfolio,
International Equity Portfolio, Balanced Portfolio,
Government Income Portfolio, Tax Free Reserves
Portfolio, Cash Reserves Portfolio and U.S.
Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers
Opportunity Fund Inc., Salomon Brothers Investors
Fund Inc., Salomon Brothers Capital Fund Inc.,
Salomon Brothers Series Funds Inc., Salomon
Brothers Institutional Series Funds Inc., Salomon
Brothers Variable Series Funds Inc.

In addition, CFBDS is also the distributor for the Centurion Funds, Inc.

(b)	The information required by this Item 27 with
respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.

Item 28.	Location of Accountants and Records

(1) Smith Barney Sector Series Inc.
(f/k/a Smith Barney Natural Resources
Fund Inc.)
		388 Greenwich Street
		New York, New York 10013

(2) SSB Citi Fund Management LLC
(formerly known as SSBC Fund Management
Inc.)
		388 Greenwich Street
		New York, New York 10013

(3)		PNC Bank, National Association
		17th and Chestnut Streets
		Philadelphia, Pennsylvania  19103

(4) Smith Barney Private Trust Company, as
Transfer Agent
388 Greenwich Street
New York, New York 10013

(5) PFPC Global Fund Services, as Sub-
Transfer Agent
(formerly known as First Data Investor
Services Group,
Inc.)
One Exchange Place
Boston, Massachusetts 02109

(6) CFBDS, Inc.
21 Milk Street
Boston, Massachusetts 02109

Item 29.	Management Services

		Not Applicable.

Item 30.	Undertakings
		None


SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment
Company Act of 1940, as amended, the Registrant, Smith Barney Sector Series Inc. certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 11th day of February, 2000.


SMITH BARNEY SECTOR
SERIES INC.



By: /s/ Heath B.
McLendon
     Health B.
McLendon
     Chairman of
the Board,
     President and
Chief Executive
Officer

	Pursuant to the requirements of the
Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and as of the dates indicated.

Signature			Title
	Date

/s/Heath B. McLendon	Chairman of the Board,
	February 11,2000
Heath B. McLendon		President and Chief
Executive Officer

/s/ Lewis E. Daidone	Senior Vice President
	February 11,2000
Lewis E. Daidone		and Treasurer, Chief
Financial and Accounting
Officer

/s/Herbert Barg		Director
	February 11,2000
Herbert Barg

/s/Alfred J. Bianchetti	Director
	February 11,2000
Alfred J. Bianchetti

/s/Martin Brody		Director
	February 11,2000
Martin Brody

/s/Dwight B. Crane	Director
	February 11,2000
Dwight B. Crane

/s/Burt N. Dorsett	Director
	February 11,2000
Burt N. Dorsett

/s/Elliot S. Jaffe	Director
	February 11,2000
Elliot S. Jaffe

/s/Stephen E. Kaufman	Director
	February 11,2000
Stephen E. Kaufman

/s/Joseph J. McCann	Director
	February 11,2000
Joseph J. McCann


/s/Cornelius C. Rose, Jr.	Director
	February 11,2000
Cornelius C. Rose, Jr.



EXHIBIT INDEX


Exhibit No.	Exhibit


(d)(2)	Form of Investment Management Agreement
on behalf of the Financial Services Fund
(d)(3)	Form of Investment Management Agreement
on behalf of the Health Sciences Fund
(d)(4)	Form of Investment Management Agreement
on behalf of the Technology Fund
(d)(5)	Form of Subadvisory Agreement on behalf
of the Financial Services Fund
(d)(6)	Form of Subadvisory Agreement on behalf
of the Health Sciences Fund
(d)(7)	Form of Subadvisory Agreement on behalf
of the Technology Fund
(e)(4)		Form of Distribution Agreement
(j) Consent of Independent Accountants
(m)(3)	Form of Amended Service and Distribution
Plan on behalf of the Financial Services
Fund
(m)(4)		Form of Amended Service and Distribution
Plan on behalf of
		the Health Sciences Fund
(m)(5)		Form of Amended Service and Distribution
Plan on behalf of
		the Technology Fund
(n)		Financial Data Schedule
(o)(2)		Form of Rule 18f-3(d) Multiple Class
Plan
cover